UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ___  POST-EFFECTIVE AMENDMENT NO. ___

(Check appropriate box or boxes)

CATALYST FUNDS

(Exact Name of Registrant as Specified in Charter)

630 Fitzwatertown Road, Building A, 2nd Floor

Willow Grove, Pennsylvania, 19090

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including area code: (866) 447-4228

David F. Ganley

630 Fitzwatertown Road, Building A, 2nd Floor

Willow Grove, Pennsylvania, 19090

(Name and Address of Agent for Service)

With copies to:

Marc L. Collins

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

and to:

Arthur Don

Seyfarth Shaw LLP

131 S. Dearborn Street, Suite 2400

Chicago, IL 60603

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For the new shares of the Catalyst OPTI-flex® Fund, the approximate date of proposed public offering is as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. The public offering of shares of Registrant’s series is ongoing. The title of securities being registered is shares of beneficial interest.

It is proposed that this filing will go effective on September 10, 2007, pursuant to Rule 488.

No filing fee is due because of the Registrant’s reliance on Section 24(f) of the Investment Company Act of 1940.

CATALYST FUNDS

FORM N-14

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders

Notice of Special Meeting

Part A – Prospectus and Proxy Statement

Part B – Statement of Additional Information

Part C – Other Information

Signature Page

Exhibit Index

Exhibits

[LOGO]

THOMASLLOYD FUNDS

ThomasLloyd Funds

427 Bedford Road

Pleasantville, New York 10570

September [xx], 2007

Dear Shareholder,

The attached Prospectus/Proxy Statement discusses a proposal to be voted on by the shareholders of ThomasLloyd OPTI-flex® Fund, the sole series of the ThomasLloyd Funds (the "Trust"), a Massachusetts business trust. As a shareholder of the ThomasLloyd OPTI-flex® Fund, you are being asked to approve an Agreement and Plan of Reorganization and Termination ("Reorganization Plan") under which the ThomasLloyd OPTI-flex® Fund would be converted into the Catalyst OPTI-flex® Fund, a newly created series of the Catalyst Funds, an Ohio business trust.

You are being asked to review the Prospectus/Proxy Statement and to cast your vote on the proposal to convert the ThomasLloyd OPTI-flex® Fund into the Catalyst OPTI-flex® Fund. If the Reorganization Plan is approved, the ThomasLloyd OPTI-flex® Fund's existing investment adviser, ThomasLloyd Global Asset Management (Americas) LLC, will be replaced by Catalyst Capital Advisors LLC. PROACTIVE Money Management, Inc., the ThomasLloyd OPTI-flex® Fund's current sub-adviser, will continue to serve as sub-adviser to the Catalyst OPTI-flex® Fund, and the Catalyst OPTI-flex® Fund will have a substantially identical investment program as the ThomasLloyd OPTI-flex® Fund. The Board of Trustees of the Trust, on behalf of the ThomasLloyd OPTI-flex® Fund, unanimously recommends that you vote "FOR" the Reorganization Plan.

If approved by shareholders, this is how the proposed reorganization will work:

•

The ThomasLloyd OPTI-flex® Fund will transfer its assets to the Catalyst OPTI-flex® Fund.

•

In return, the Catalyst OPTI-flex® Fund will issue new shares to the ThomasLloyd OPTI-flex® Fund, which then will be distributed to you in an amount equal in number and value to your ThomasLloyd OPTI-flex® Fund shares. You will receive Catalyst Class A or Catalyst Class C shares, as appropriate, of the Catalyst OPTI-flex® Fund. The Catalyst OPTI-flex® Fund will also assume any outstanding liabilities of the ThomasLloyd OPTI-flex® Fund at the time of the proposed reorganization.

•

You will not incur any sales loads or similar transaction costs as a result of the proposed reorganization.

Your vote is important no matter how many shares you own. Voting your shares early will avoid costly follow-up mail and telephone solicitation. After reviewing the attached materials, please complete, sign and date your proxy card and mail it promptly in the enclosed postage paid envelope. Any proposal submitted to a vote at the meeting by anyone other than the officers or trustees of the Trust may be voted only in person or by written proxy.

If you have any questions, please call us at 1-888-337-5132 and we will be glad to assist you.

Very truly yours,

/s/ Salvatore M. Capizzi

Salvatore M. Capizzi

Vice President

ThomasLloyd Funds

Q.  WHAT IS THIS DOCUMENT AND WHY ARE WE SENDING IT TO YOU?

A.  This document is a combined proxy statement for the ThomasLloyd OPTI-flex® Fund and a prospectus for the Catalyst OPTI-flex® Fund. This Prospectus/Proxy Statement contains information the ThomasLloyd OPTI-flex® Fund shareholders should know before voting on the proposed reorganization of the ThomasLloyd OPTI-flex® Fund into the Catalyst OPTI-flex® Fund. It should be retained for future reference.

Q.  WHAT IS THE PROPOSED REORGANIZATION?

A.  The ThomasLloyd Funds (the "Trust"), on behalf of the ThomasLloyd OPTI-flex® Fund, has entered into an Agreement and Plan of Reorganization and Termination ("Reorganization Plan") with the Catalyst Funds, on behalf of the Catalyst OPTI-flex® Fund. Under the Reorganization Plan, the ThomasLloyd OPTI-flex® Fund would be converted to the Catalyst OPTI-flex® Fund, a mutual fund to be managed by Catalyst Capital Advisors LLC ("CCA"). The Catalyst OPTI-flex® Fund would retain the ThomasLloyd OPTI-flex® Fund's current sub-adviser, PROACTIVE Money Management, Inc. ("PROACTIVE"), as sub-adviser and would have investment objectives and principal investment strategies substantially identical to those of the ThomasLloyd OPTI-flex® Fund. The Board of Trustees of the Trust (the "Board") has approved the Reorganization Plan. You, as a shareholder of the ThomasLloyd OPTI-flex® Fund, are now being asked to approve the Reorganization Plan. If approved, and if certain other conditions are met, ThomasLloyd OPTI-flex® Fund shares will be exchanged for Catalyst OPTI-flex® Fund shares. In approving the Reorganization Plan, you are also approving CCA as the Catalyst OPTI-flex® Fund's investment adviser and PROACTIVE as the Catalyst OPTI-flex® Fund's sub-adviser.

Q.  WHY IS THE REORGANIZATION BEING PROPOSED?

A.  The primary reason for the proposed reorganization is to provide for the ongoing management of the ThomasLloyd OPTI-flex® Fund (the “Fund”). Due to various business reasons, ThomasLloyd Global Asset Management (Americas) LLC, the Fund’s investment adviser ("ThomasLloyd"), had informed the Board that ThomasLloyd planned to cease operating as the Fund’s investment adviser, and proposed to the Board the liquidation or the reorganization of the Fund. The Fund's sub-adviser, PROACTIVE, expressed an interest in continuing to manage the Fund. As a result, ThomasLloyd entered into discussions with CCA, the result of which was the proposal that the Catalyst Funds would acquire certain assets and the goodwill related to the Fund and provide for the ongoing management of the Catalyst OPTI-flex® Fund. The reorganization described in this Prospectus/Proxy Statement is the result of those negotiations between ThomasLloyd and CCA. The Board reviewed other options, including liquidation and the possibility of other managers, and determined that the proposed reorganization would be preferable to liquidation.

Q.  HOW WILL THIS AFFECT ME AS A THOMASLLOYD OPTI-FLEX® FUND SHAREHOLDER?

A.  You will become a shareholder of the Catalyst OPTI-flex® Fund, which will retain the ThomasLloyd OPTI-flex® Fund's existing sub-adviser, PROACTIVE, as its sub-adviser. CCA would replace the ThomasLloyd OPTI-flex® Fund's existing investment adviser, ThomasLloyd. If you are a shareholder of Class A shares of the ThomasLloyd OPTI-flex® Fund, you will receive Class A shares of the Catalyst OPTI-flex® Fund. If you are a shareholder of Class C shares of the ThomasLloyd OPTI-flex® Fund, you will receive Class C shares of the Catalyst OPTI-flex® Fund. There will be no sales charges or redemption fees applied in connection with the proposed reorganization. The Catalyst OPTI-flex® Fund shares that you receive will have a total net asset value equal to the total net asset value of the ThomasLloyd OPTI-flex® Fund shares you held as of the closing date of the proposed reorganization.

Q.  WILL THE PROPOSED REORGANIZATION RESULT IN ANY TAXES?

A.  We expect that neither the ThomasLloyd OPTI-flex® Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the proposed reorganization of the ThomasLloyd OPTI-flex® Fund into the Catalyst OPTI-flex® Fund.

Q.  HOW DOES THOMASLLOYD FUNDS’ BOARD OF TRUSTEES RECOMMEND THAT I VOTE?

A.  The Board unanimously recommends that you vote "FOR" the proposed reorganization of the ThomasLloyd OPTI-flex® Fund into the Catalyst OPTI-flex® Fund. In making this determination, the Board considered, among other factors, that the ThomasLloyd OPTI-flex® Fund's sub-adviser would continue to manage the Catalyst OPTI-flex® Fund using a substantially identical investment approach, and that the total expenses for the Catalyst OPTI-flex® Fund would not exceed the current expenses.

Q.  WHO IS PAYING THE COSTS OF THE PROPOSED REORGANIZATION?

A.  Each of ThomasLloyd and CCA will pay the respective costs of the ThomasLloyd OPTI-flex® Fund and the Catalyst OPTI-flex® Fund associated with the proposed reorganization of the ThomasLloyd OPTI-flex® Fund into the Catalyst OPTI-flex® Fund. The funds themselves will not bear any of these costs.

Q.  HOW DO I CONTACT YOU?

A.  If you have any questions about the proposal or the proxy card, please call us, toll-free, at 1-888-337-5132. To learn more about CCA and the Catalyst OPTI-flex® Fund, call 1-866-447-4228.

PLEASE VOTE.

      YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

THOMASLLOYD OPTI-flex® FUND

ThomasLloyd Funds

427 Bedford Road

Pleasantville, New York 10570

---------------------------

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on [September 28, 2007]

---------------------------

A Special Meeting ("Meeting") of shareholders of the ThomasLloyd OPTI-flex® Fund will be held at the offices of the ThomasLloyd Funds, 427 Bedford Road, Pleasantville, New York 10570 on [September 28, 2007], at 9:00 a.m. Eastern Time, for the following purposes:

PROPOSAL 1: To approve an Agreement and Plan of Reorganization and Termination ("Reorganization Plan"), between the ThomasLloyd Funds (the "Trust"), on behalf of the ThomasLloyd OPTI-flex® Fund, and the Catalyst Funds, on behalf of its newly created series, the Catalyst OPTI-flex® Fund, and the transactions contemplated thereby, including (a) the transfer of all the assets of the ThomasLloyd OPTI-flex® Fund to, and the assumption of all the liabilities of the ThomasLloyd OPTI-flex® Fund by, the Catalyst OPTI-flex® Fund in exchange solely for two classes of shares of the Catalyst OPTI-flex® Fund; (b) the distribution of those Catalyst OPTI-flex® Fund shares pro rata to shareholders of the respective two classes of the ThomasLloyd OPTI-flex® Fund; and (c) the termination of the ThomasLloyd OPTI-flex® Fund; and

PROPOSAL 2: To transact such other business as may properly come before the Meeting and any adjournment thereof.

The proposal is discussed in greater detail in the attached Prospectus/Proxy Statement. You are entitled to vote at the Meeting and any adjournment thereof if you owned shares of the ThomasLloyd OPTI-flex® Fund at the close of business on [August 8, 2007]. If you attend the Meeting, you may vote your shares in person. Whether or not you intend to attend the Meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage-paid envelope. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or subsequently executed proxy card or by attending the Meeting and voting in person.

By order of the Board of Trustees,

/s/ William Morrow

Secretary

ThomasLloyd Funds

Pleasantville, New York

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY

SHARES YOU OWN

Please indicate your voting instructions on the enclosed proxy card, sign and date the card and return the card in the envelope provided. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" THE PROPOSAL DESCRIBED ABOVE.

To avoid the additional expense of further solicitation, we ask your cooperation in mailing your proxy card promptly. To vote in this manner, you will need the "control" number that appears on your proxy card. Any proposal submitted to a vote at the Meeting by anyone other than the officers or trustees of the Trust may be voted only in person or by written proxy. In addition to the solicitation of proxies by mail, you may receive a call from a representative of the Trust or from the Catalyst Funds if the ThomasLloyd OPTI-flex® Fund does not receive your vote.

Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy cards, they will not be voted and will not be counted as present at the Meeting.

[LOGO] CATALYST FUNDS

PROSPECTUS/PROXY STATEMENT

Dated [September xx, 2007]

THOMASLLOYD OPTI-flex® FUND

ThomasLloyd Funds

427 Bedford Road

Pleasantville, New York 10570

Telephone 1-888-337-5132

To reorganize into:

CATALYST OPTI-flex® FUND

(a series of the Catalyst Funds)

630 Fitzwatertown Rd., Building A, 2nd Floor

Willow Grove, Pennsylvania 19090

Telephone 1-866-447-4228

This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of the ThomasLloyd Funds (the "Trust"), on behalf of the ThomasLloyd OPTI-flex® Fund (the "OPTI Fund"), in connection with a Special Meeting of its shareholders to be held at 427 Bedford Road, Pleasantville, New York, 10570 on [September 28, 2007] at 9:00 a.m. Eastern Time ("Meeting"), at which those shareholders will be asked to approve the Agreement and Plan of Reorganization and Termination ("Reorganization Plan"), between the Trust, on behalf of the OPTI Fund, and the Catalyst Funds ("New Trust"), on behalf of its newly created series, the Catalyst OPTI-flex® Fund ("New Fund"), and the transactions contemplated thereby, including: (a) the transfer of all assets of the OPTI Fund to, and the assumption of all liabilities of the OPTI Fund by, New Fund in exchange solely for two classes of shares of New Fund; (b) the distribution of those New Fund shares pro rata to shareholders of the respective two classes of the OPTI Fund; and (c) the termination of the OPTI Fund ("Proposed Reorganization"). A form of the Reorganization Plan is attached as Appendix A.

New Fund and the OPTI Fund are series of open-end management investment companies. In approving the Reorganization Plan, the Board of Trustees of the Trust (the "Board") considered, among other things, (1) the terms and conditions of the Reorganization Plan; (2) the best interests of the shareholders of the OPTI Fund; (3) that the OPTI Fund shareholder interests would not be diluted as a result of the Proposed Reorganization (the exchange would take place at net asset value and there would be no sales charge or other charge imposed as a result of the Proposed Reorganization); (4) the expected federal income tax consequences of the Proposed Reorganization (the Proposed Reorganization is structured to qualify as a tax-free exchange); (5) the costs of the Proposed Reorganization are to be borne by ThomasLloyd Global Asset Management (Americas) LLC ("ThomasLloyd") and Catalyst Capital Advisors LLC ("CCA") and not by the OPTI Fund or New Fund; (6) the performance history and continuing portfolio management of the OPTI Fund's sub-adviser, which will also sub-advise New Fund; and (7) the respective management fees and operating expenses of the OPTI Fund and New Fund. The Board of the Trust also considered the other existing and pending series of the New Trust, and the opportunities those series will provide shareholders of the New Fund through their exchange privileges and policies.

This Prospectus/Proxy Statement constitutes the proxy statement of the OPTI Fund for the Meeting and the prospectus for the shares of New Fund that are currently being registered with the Securities and Exchange Commission ("SEC") and are to be issued by New Fund in connection with the Proposed Reorganization.

If approved by the OPTI Fund shareholders, the Proposed Reorganization will be effected by the transfer of all the assets of the Class A shares and Class C shares of the OPTI Fund in exchange solely for Class A shares and Class C shares, respectively, of New Fund and New Fund's assumption of all liabilities of the OPTI Fund. On the day of the Proposed Reorganization, each OPTI Fund shareholder will receive shares of New Fund with the same total net asset value as their OPTI Fund shares. As soon as reasonably practicable, after the Proposed Reorganization is effected, the OPTI Fund will be terminated.

This Prospectus/Proxy Statement sets forth certain information that an OPTI Fund shareholder should know before voting on the Reorganization Plan and should be retained for future reference. A Statement of Additional Information relating to this Prospectus/Proxy Statement dated [September xx, 2007] ("SAI") has been filed with the SEC and is incorporated herein by reference. A copy of the SAI may be obtained without charge by writing or calling New Fund at the address and telephone number shown on the prior page.

This Prospectus/Proxy Statement was first mailed to shareholders on or about [September xx, 2007].

Shares of New Fund and the OPTI Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus/Proxy Statement and, if given or made, such other information or representations must not be relied upon as having been authorized by Trust or New Trust.

TABLE OF CONTENTS

Section Title

Page Number

Summary of the Proposed Reorganization

1

Comparison of Principal Risk Factors

4

Overview of the OPTI Fund and New Fund

6

Information Relating to the Proposed Reorganization

15

Financial Highlights

20

Information Relating to Voting Matters

21

Description of the Securities to be Issued

23

Additional Information About New Fund and OPTI Fund

23

Legal Matters

24

Experts

24

Other Business

24

Shareholder Inquiries

25

Appendix A

Appendix B

Appendix C

Appendix D

SUMMARY

The following is a summary of certain information relating to the Proposed Reorganization and is qualified in its entirety by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement and the attached appendices.

About the Proposed Reorganization

The Board and the Board of Trustees of New Trust ("New Trust Board"), including in each case all the trustees who are not "interested persons" of the Trust or New Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), propose that the OPTI Fund convert into New Fund and that each OPTI Fund shareholder become a shareholder of New Fund.

   The Proposed Reorganization will have three steps:

•

First, if the shareholders of the OPTI Fund approve the Reorganization Plan, the OPTI Fund will transfer all of its assets to New Fund. In exchange, the OPTI Fund will receive New Fund Class A shares equal in number and net asset value to the OPTI Fund's Class A shares and New Fund Class C shares equal in number and net asset value to the OPTI Fund's Class C shares, all calculated as of the close of business on the date of closing of the Proposed Reorganization ("Closing Date"). New Fund will assume all of the OPTI Fund's liabilities.

•

Second, New Fund, through its transfer agent, will open an account for each Class A and Class C shareholder of the OPTI Fund and will credit each such account with Class A or Class C shares, respectively, of New Fund equal in number and net asset value to the OPTI Fund shares that the shareholder owned on the Closing Date.

•

The OPTI Fund will subsequently be terminated.

Approval of the Reorganization Plan will constitute approval of the above-described transfer of assets, assumption of liabilities, distribution of shares and termination of the OPTI Fund.

No sales charge or fee of any kind will be charged to OPTI Fund shareholders in connection with the Proposed Reorganization. Consummation of the Proposed Reorganization is subject to a number of conditions.

Board Considerations

Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, each of the Board and New Trust Board has determined that the Proposed Reorganization is in the best interests of shareholders of the OPTI Fund and New Fund, respectively, and the Board has determined that the interests of existing shareholders of the OPTI Fund will not be diluted as a result of the Proposed Reorganization. See "Information Relating to the Proposed Reorganization -- Board Considerations."

Reasons for the Proposed Reorganization

The primary reason for the Proposed Reorganization is to provide for the ongoing management of the OPTI Fund. Due to various business reasons, ThomasLloyd, the OPTI Fund’s investment adviser, had informed the Board that ThomasLloyd planned to cease operating as the OPTI Fund’s investment adviser, and proposed to the Board the liquidation or the reorganization of the OPTI Fund. The OPTI Fund's sub-adviser, PROACTIVE Money Management, Inc. ("PROACTIVE"), expressed an interest in continuing to manage the OPTI Fund. As a result, ThomasLloyd entered into discussions with CCA, the result of which was the proposal that the Catalyst Funds would acquire certain assets and the goodwill related to the OPTI Fund and provide for the ongoing management of the New Fund. The Proposed Reorganization described in this Prospectus/Proxy Statement is the result of those discussions between ThomasLloyd and CCA, and the consummation of the Reorganization Plan is conditioned upon, among other things, shareholders of the OPTI Fund approving the Proposed Reorganization. The Board reviewed other options, including liquidation and the possibility of other managers, and determined that the proposed reorganization would be preferable to liquidation.

In approving the Proposed Reorganization, the Board considered, among other things, (1) the terms and conditions of the Reorganization Plan; (2) the best interests of the shareholders of the OPTI Fund; (3) that the OPTI Fund shareholder interests would not be diluted as a result of the Proposed Reorganization (the exchange would take place at net asset value and there would be no sales charge or other charge imposed as a result of the Proposed Reorganization); (4) the expected federal income tax consequences of the Proposed Reorganization (the Proposed Reorganization is structured to qualify as a tax-free exchange); (5) the costs of the Proposed Reorganization are to be borne by ThomasLloyd and CCA, and not by the OPTI Fund or New Fund; (6) the performance history and continuing portfolio management of the OPTI Fund's sub-adviser, which will also sub-advise New Fund; and (7) the respective management fees and operating expenses of the OPTI Fund and New Fund.

Investment Objectives and Policies

Since New Fund has been created as a shell series of New Trust solely for the purpose of the Proposed Reorganization, it has investment objectives and principal investment policies and strategies that are substantially identical to those of the OPTI Fund. However, New Fund will not be subject to some of the investment limitations that apply to the OPTI Fund.

Purchases

Shares of the OPTI Fund are, and shares of New Fund will be, sold on a continuous basis at net asset value and subject to certain sales charges discussed in Appendix B. The net asset value of shares of each class of the OPTI Fund and New Fund is calculated as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Purchases of each class of shares may be made by telephone or written request. Shareholders of the OPTI Fund and of New Fund may reinvest their dividends in Fund shares. The OPTI Fund and New Fund shareholders may not make an initial purchase by telephone. The minimum initial investment in the OPTI Fund is $1,000 for a regular account and $500 for an IRA. The minimum subsequent investment in the OPTI Fund is $100. The minimum initial investment in the New Fund is $1,000 for a regular account, $1,000 for an IRA, and $100 for an automatic investment plan (with additional automatic $100 monthly investments). The minimum subsequent investment in the New Fund is $50.

Exchanges

New Fund shares may be exchanged on any business day at their net asset value for shares of one or more of the other Catalyst Funds; however, such exchanges may only be made for shares of the same Class (i.e., Class A shares may only be exchanged for other Class A shares). Minimum investment thresholds must be met for all exchanges of Catalyst Fund shares. Currently, the other Catalyst Funds into which shareholders of the New Fund may invest through the exchange of shares are the Listed Private Equity Plus Fund and the Catalyst Value Fund. Currently, the OPTI Fund is the only fund in the Trust, so there are no exchange possibilities.

Dividends and Other Distributions

The OPTI Fund and New Fund ordinarily declare income dividends annually and pay income dividends annually. The OPTI Fund and New Fund will make distributions from net realized capital gains, if any, annually. Dividends and capital gain distributions will be automatically reinvested in fund shares, unless otherwise indicated in the purchase application or in writing.

Redemption Procedures

Shares of the OPTI Fund and New Fund are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after a redemption request is accepted. Shares of the OPTI Fund may be redeemed by written request or wire request. Shares of the New Fund may be redeemed by written request, by telephone, or by wire request.

OPTI Fund and New Fund each give shareholders the option of having their redemption proceeds wired to a designated bank account. The OPTI Fund does not charge a fee for such requests, but redemptions made by wire must be for $1,000 or more. The New Fund may charge a fee of $15 for wire redemptions.

Redemptions of more than $2,500 from the OPTI Fund require signature guarantees from an eligible guarantor institution. Signature guarantees are also required for redemptions of the New Fund, but only for redemptions of $25,000 or more.

Neither the OPTI Fund nor New Fund issues stock certificates.

For more information relating to purchasing and selling shares of the OPTI Fund, see the OPTI Fund's Prospectus, dated April 3, 2007, and for more information relating to purchasing and selling shares of New Fund, see Appendix B.

Voting Information

This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board in connection with the Meeting. Only shareholders of record at the close of business on [August 8, 2007] will be entitled to notice of and to vote at the Meeting. Each share or fraction thereof is entitled to one vote or fraction thereof. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no instruction is given, the persons named as proxies will vote in favor of the Proposed Reorganization. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person. For additional information, including a description of the shareholder vote required for approval of the Proposed Reorganization, see "Information Relating to Voting Matters."

Federal Income Tax Consequences

None of the OPTI Fund and its shareholders nor New Fund is expected to recognize any gain or loss for federal income tax purposes as a result of the Proposed Reorganization. See "Information Relating to the Proposed Reorganization -- Federal Income Tax Consequences."

COMPARISON OF PRINCIPAL RISK FACTORS

Main Risks

The main risk factors for both the OPTI Fund and New Fund are substantially identical. Unless otherwise noted, the risks shown for the New Fund apply to the OPTI Fund. An investment in the New Fund is not a complete investment program. The value of your investment will rise and fall, and you could lose money.

The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the New Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

The New Fund is likely to be exposed to foreign markets through investments in one or more mutual funds owning foreign securities. By investing in these mutual funds, the New Fund carries additional risks such as regulatory, political and currency risk. These risks are heightened for underlying mutual funds that invest in developing countries, which may lack the established legal, business and social frameworks necessary to support securities markets. In addition, international investment involves additional risks pertaining to currency fluctuations, different accounting standards and political instability.

Because the New Fund will invest at least 65% of its assets in other mutual funds, the value of your investment will fluctuate in response to the performance of the underlying mutual funds. Investing through the New Fund in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results that would not arise if you invested directly in mutual funds that the Fund owns. By investing indirectly in mutual funds through the New Fund, you will bear not only your proportionate share of the New Fund’s expenses (including operating costs and investment advisory and administrative fees), but also, indirectly, similar expenses and charges of the underlying mutual funds, including any contingent deferred sales charges and redemption charges. Finally, you may incur increased tax liabilities by investing in the New Fund rather than directly in the underlying funds.

When the New Fund invests in mutual funds that own stocks, the value of your investment in the New Fund will fluctuate in response to the stock market movements of the stocks owned by the underlying mutual funds.

When the New Fund invests in mutual funds that invest in emerging or developing countries, the value of your investment in the New Fund may fluctuate as a result of numerous factors, including foreign regulations on the outflow of profits from companies in those emerging and developing countries to investors abroad. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging or developing countries are often considered speculative.

When the New Fund invests in mutual funds that own bonds, the value of your investment in the New Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds owned by the underlying mutual funds. When the New Fund invests in mutual funds that own bonds, the value of your investment in the New Fund will also fluctuate with the relative value of the bonds held by the underlying fund. This relative value reflects the risks as to payment of principal of the bonds. Certain bonds may be high-yield, high risk debt securities (“junk bonds”), which are subject to greater price volatility than other securities, tend to decline in price more steeply than other securities in periods of economic difficulty or accelerating interest rates, and are subject to greater risk of non-payment in adverse economic times. There may also be a thin trading market for junk bonds, which may have an adverse impact on market price and the ability of the underlying fund to dispose of particular bonds and may cause the underlying fund, and therefore the value of your investment, to incur special liabilities and costs.

When the New Fund invests in mutual funds that invest in gold and other precious metals and minerals, the value of these underlying mutual funds can go down because of unpredictable monetary policies and economic and political developments, such as currency devaluation or revaluations; increased environmental costs; concentration of the sources of the supply of gold and these other metals and minerals, and control over their sale; changes in U.S. or foreign tax, currency or mining laws; and trade restrictions between countries.

When the New Fund invests in mutual funds that focus their investments in a particular industry, your investment in the New Fund will fluctuate as a result of changes in the market prices, regulatory or technological changes, or changes in the economic conditions affecting companies in the particular industry in which the underlying funds focus.

Occasionally the New Fund may invest in mutual funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, in which event an investment in the New Fund may be more volatile than investments in other mutual funds that don’t employ these techniques. Short sales are speculative investments and will cause the New Fund to lose money if the value of a security sold short by the New Fund, or an underlying fund in which it invests, does not go down as the manager expects.

Other Risks

New Fund may use certain practices and securities involving additional risks.

Although New Fund may invest in funds that hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of such funds or New Fund itself and do not guarantee the market price of the securities. Securities issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the U.S. Treasury; some are backed only by the issuing entity.

If the New Fund invests in money market funds, the underlying money market funds in which the New Fund may invest are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although these underlying money market funds seek to preserve the value of an investment in them at $1.00 per share, it is possible for an investor to lose money by investing in these underlying money market funds.

OVERVIEW OF THE OPTI FUND AND NEW FUND

Investment Objectives, Strategies, Policies of the OPTI Fund and New Fund

Since New Fund has been created as a shell series of New Trust solely for the purpose of the Proposed Reorganization, it has investment objectives and principal investment policies and strategies that are substantially identical to those of the OPTI Fund. However, New Fund will not be subject to the following investment limitations that currently apply to the OPTI Fund: (1) the fundamental restriction that does not allow the fund to sell physical commodities; (2) the fundamental restriction that does not allow the fund to lend portfolio securities; and (3) the non-fundamental restrictions that has limited the OPTI Fund from investing more than 10% of its assets in direct investments (the New Fund will be permitted to invest up to 25% of its assets in direct investments).  The portfolio manager currently intends to use direct investments to purchase securities of “mega-cap” issuers, in lieu of large-cap mutual funds, when his model indicates such investments are appropriate.  See also the discussion of risks under “Comparison of Principal Risk Factors” in this Prospectus and under “Additional Information About Investments and Risks” in the Statement of Additional Information

Neither the investment objective of the New Fund nor the investment objective of the OPTI Fund is fundamental, and either may be changed without shareholder approval.

New Fund's Goal and Strategy

The investment objective of New Fund will be to seek to provide a return above the S&P 500 Index average total return over the long term while exhibiting less investment risk than a portfolio consisting only of common stocks.

The New Fund will pursue its investment goal through asset allocation among four different markets and through the selection of specific investments within a given market. At least 65% of the New Fund’s assets will be invested in open-end mutual funds.

The New Fund will allocate its assets primarily through mutual funds among the following four markets:

•     long and short equity positions in domestic and foreign stocks of any capitalization;

•     domestic and foreign bonds of any credit quality and duration;

•     money market instruments; and

•     gold and other precious metals and minerals.

The portfolio manager may vary the percentage of the New Fund’s assets allocated to each of these markets based upon the mix of these markets that the portfolio manager believes will most likely achieve the New Fund’s investment goal. In addition, the portfolio manager may explore opportunities in various asset subclasses. There are no limits on the amount of the New Fund’s assets, if any, that may be invested in each of these markets.

Normally, the New Fund will invest in the following types of funds: U.S. emerging growth, blue chip, small-capitalization stock funds and industry sector funds; international and global stock or bond funds, including funds that invest in emerging or developing countries; long/short funds; U.S. Government securities funds and high yield bond (or “junk” bond) funds; gold and precious metals funds and money market funds.

In an effort to benefit from opportunities in both bull and bear markets, the portfolio manager may supplement the New Fund’s long mutual fund or equity positions by investing in mutual funds that have sold stocks short. The New Fund itself may sell stocks short or it may assume short positions by investing in other mutual funds that are permitted to take such positions. The New Fund will buy stocks “long,” or invest in mutual funds that buy stocks “long,” that the portfolio manager believes will perform better than their peers. The New Fund will sell stocks “short,” or invest in mutual funds that sell stocks “short,” that the portfolio manager believes will underperform their peers. A “long” position is when the New Fund, or a mutual fund in which it invests, purchases a stock outright. A “short” position is when the New Fund, or a mutual fund in which it invests, sells a security that it has borrowed. The New Fund, or an underlying mutual fund in which it invests, will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock decreases or increases between the time it is sold and when the New Fund, or the underlying mutual fund in which it invests, replaces the borrowed security.

Performance Information

The performance information presented below is that of the Class C shares of the OPTI Fund. Each class of New Fund will adopt the performance history of the corresponding OPTI Fund class if, and when, the Proposed Reorganization has been approved by the OPTI Fund shareholders and the assets of the OPTI Fund have been transferred to New Fund.

This information below provides different measures of the OPTI Fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.

The table compares the OPTI Fund's return to those of a broad-based market index. the OPTI Fund's performance figures include all of its expenses, but the index does not include costs of making investments or any tax consequences.

The OPTI Fund Class C Performance Information

-----------------------------------------------------------

The bar chart and accompanying table shown below provide an indication of the risks of investing in the OPTI Fund Class C shares by showing changes in its performance from year to year for the last 10 years, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Class C performance is presented here because it has a longer history of returns than Class A. How the OPTI Fund Class C shares have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.

         Year-by-Year % Returns as of 12/31 each year

Annual Total Returns1

1 Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 37.27% (quarter ended December 31, 1999), and the lowest return for a quarter was (20.54)% (quarter ended December 31, 2001).

Average Annual Total Returns1 (for the periods ended December 31, 2006)

Past One Year

Three Years

Five Years

Ten Years

The OPTI Fund

Return before Taxes

17.64%

14.67%

11.45%

4.00%

Return after Taxes on

Distributions2

17.64%

14.67%

9.97%

2.36%

Return after Taxes on

Distributions and Sale of Shares2

14.99%

12.71%

8.89%

2.43%

S&P 500 Index3

15.79%

10.45%

6.19%

8.42%

Wilshire 5000 Index4

15.77%

11.47%

7.61%

8.65%

Dow Jones World Stock Index5

18.52%

14.06%

9.56%

6.59%

1 Since the OPTI Fund Class A shares were first offered for sale on February 1, 2006, that class has less than one calendar year of returns as of December 31, 2006, and is not included in this chart. Class A returns will be included in future filings.

2 After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

3 The S&P 500 Index measures the performance of the largest U.S. equity securities. The largest 500 capitalization weighted security returns are used to adjust this index. The S&P 500 Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

4 The Wilshire 5000 Index measures the performance of all U.S. equity securities. Over 5,000 capitalization weighted security returns are used to adjust this index. The Wilshire 5000 Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

5The Dow Jones World Stock Index is a capitalization-weighted index consisting of companies traded publicly in select countries all over the world. The Dow Jones World Stock Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Comparative Fee Tables

The tables set forth below show: (a) shareholder fees and annual operating expenses for each class of the OPTI Fund for the fiscal year ended December 31, 2006; and (b) the estimated expenses of each class of New Fund for the fiscal year ended December 31, 2007.

Class A Comparative Fee Table

-----------------------------------------

Shareholder Fees

OPTI Fund

New Fund

(fees paid directly from your investment)

 Class A

 Class A

Maximum Sales Charge (Load) Imposed on Purchases

5.75

5.50%

Maximum Deferred Sales Charge (Load)1

0.00%

1.00%

Maximum Sales Charge (Load) Imposed on

Reinvested Dividendsand Distributions

NONE

NONE

Redemption Fee2

NONE

NONE

Exchange Fee

NONE

NONE

Maximum Annual Account Maintenance Fee

(for accounts under $10,000)

$10.00

NONE

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee

0.75%

0.75%

Distribution (12b-1) Fees

0.25%

0.25%

Other Expenses3

0.65%

1.39%

Acquired (Underlying) Fund Fees and Expenses4

1.46%

1.46%

Total Annual Fund Operating Expenses

3.11%

3.85%

Fee Waivers and Expense Reimbursement5

N/A

-0.74%

Net Expenses (after expense reimbursement)5

3.11%

3.11%

1 In the case of investments in New Fund Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

2 A $15 fee may be charged for redemptions of the New Fund Class A shares made by wire.

3 The OPTI Fund has executed an agreement with ThomasLloyd, whereby ThomasLloyd has agreed to assume responsibility for paying all expenses of the OPTI Fund (other than the advisory fee, distribution fee and investment related expenses such as commissions, costs of investing in Underlying Funds and margin interest) in consideration for receiving a “universal services fee” equal to 0.65% of the Fund’s first $20 million in average net assets, 0.50% of average net assets between $20 million and $100 million, and 0.25% of average net assets over $100 million.

4 Acquired (Underlying) Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year. The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

5 CCA has contractually agreed to waive fees and/or reimburse expenses of the New Fund, but only to the extent necessary to maintain the New Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.65% of its Class A average daily net assets through December 31, 2009. Each waiver or reimbursement by CCA is subject to repayment by the New Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the New Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the New Trust Board.

Class C Comparative Fee Table

-----------------------------------------

Shareholder Fees

OPTI Fund

New Fund

(fees paid directly from your investment)

 Class C

 Class C

Maximum Sales Charge (Load) Imposed on Purchases

NONE

NONE

Maximum Deferred Sales Charge (Load)1

1.00%

NONE

Maximum Sales Charge (Load) Imposed on

Reinvested Dividendsand Distributions

NONE

NONE

Redemption Fee2

NONE

NONE

Exchange Fee

NONE

NONE

Maximum Annual Account Maintenance Fee

(for accounts under $10,000)

$10.00

NONE

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fee

0.75%

0.75%

Distribution (12b-1) Fees

1.00%

1.00%

Other Expenses3

0.65%

1.39%

Acquired (Underlying) Fund Fees and Expenses4

1.46%

1.46%

Total Annual Fund Operating Expenses

3.86%

4.60%

Fee Waivers and Expense Reimbursement5

N/A

-0.74%

Net Expenses (after expense reimbursement)5

3.86%

3.86%

1 A deferred sales charge applies to OPTI Fund Class C shares only if redemption occurs less than one year from purchase.

2 A $15 fee may be charged for redemptions of the New Fund Class C shares made by wire.

3 The OPTI Fund has executed an agreement with ThomasLloyd, whereby ThomasLloyd has agreed to assume responsibility for paying all expenses of the OPTI Fund (other than the advisory fee, distribution fee and investment related expenses such as commissions, costs of investing in Underlying Funds and margin interest) in consideration for receiving a “universal services fee” equal to 0.65% of the Fund’s first $20 million in average net assets, 0.50% of average net assets between $20 million and $100 million, and 0.25% of average net assets over $100 million.

4 Acquired (Underlying) Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year. The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Underlying Funds.

5 CCA has contractually agreed to waive fees and/or reimburse expenses of the New Fund, but only to the extent necessary to maintain the New Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.65% of its Class A average daily net assets through December 31, 2009. Each waiver or reimbursement by CCA is subject to repayment by the New Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the New Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the New Trust Board.

Expense Example

The expense examples can help you compare costs between each class of the OPTI Fund and the corresponding class of New Fund if the Proposed Reorganization is approved. The examples assume that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the OPTI Fund's and New Fund's expenses were those in the tables above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

YEAR

OPTI Fund

New Fund

Class A

Class C

Class A

Class C

1

$733

$346

$733

$346

3

$1065

$748

$1065

$748

5

$1420

$1280

$1420

$1280

10

$2417

$2736

$2417

$2736

Management and Arrangements with Service Providers

CCA a New York limited liability company located at 5 Abbington Drive, Lloyd Harbor, NY, will serve as adviser to the New Fund. The adviser was formed on January 24, 2006 and has limited experience in advising investment accounts or a mutual fund. Management of mutual funds such as the New Fund is currently its primary business. Under the terms of the management agreement, CCA is responsible for formulating the New Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions.

PROACTIVE has provided investment advisory services to the OPTI Fund since October 2005. PROACTIVE will serve as investment sub-adviser to the New Fund pursuant to an investment sub-advisory contract under the terms of which it has agreed to provide an investment program within the limitations of the New Fund’s investment policies and restrictions. PROACTIVE has been registered with the SEC as an investment adviser since July 14, 1994, and manages approximately $40 million in assets. PROACTIVE has its principal offices at 3401 Technology Dr., Suite 200, Lake Saint Louis, MO 63367-2599. From February 1, 2003 through October 24, 2005, PROACTIVE Financial Services, Inc. (the predecessor of PROACTIVE) served as the OPTI Fund’s investment adviser.

Jeffrey J. Unterreiner will be the New Fund’s portfolio manager and has served in that capacity with the OPTI Fund (or its predecessor) since February 28, 2002, first as co-manager and, since August 9, 2002, as sole manager. His primary business experience during the past five years has been as a principal of PROACTIVE and its predecessor. He has also served as a principal and Chief Financial Officer of the Trust’s distributor (and its predecessor, Illington Capital, Inc.) and, although no longer serving in these capacities, as Trustee, Chairman, President, Vice President, and Chief Compliance Officer of the Trust. Since December 29, 2006, he has served as President of PROACTIVE. Mr. Unterreiner is a graduate of the University of Missouri—St. Louis, where he majored in Business Administration, and a veteran of over 15 years in the financial services industry.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities.

Responsibility to oversee management of the OPTI Fund rests with the Board. The investment adviser to the OPTI Fund is ThomasLloyd, with its address at 427 Bedford Road, Pleasantville, New York, 10570. The investment sub-adviser is PROACTIVE. ThomasLloyd also provides administrative services to the OPTI Fund and engages U.S. Bank, N.A. ("Custodian") to act as the OPTI Fund's custodian and Matrix Fund Services to serve as the OPTI Fund's transfer agent ("Matrix"). ThomasLloyd Capital LLC, a wholly owned subsidiary of ThomasLloyd acts as principal underwriter of the OPTI Fund. They may directly or indirectly pay qualifying broker-dealers, financial institutions and other entities for providing distribution services to the OPTI Fund.

Responsibility to oversee management of New Fund will rest with New Trust Board. The investment manager to New Fund will be CCA, located at 5 Abbington Drive, Lloyd Harbor, New York. CCA will retain PROACTIVE as sub-adviser. Matrix Capital Group Inc. will serve as New Fund’s distributor. Matrix, which is a division of Matrix Capital Group Inc., will serve as the New Fund’s transfer agent and administrator. The Custodian will serve as New Fund's custodian. Jerry Szilagyi, currently the President of the Trust and CEO of ThomasLloyd, is also a trustee of New Trust, and a member and co-owner of CCA. Mr. Szilagyi’s affiliations with New Trust and CCA were disclosed to the Trust’s Board prior to their vote on the proposed reorganization.

In approving the Reorganization Plan, you are also approving CCA as New Fund's investment adviser and PROACTIVE as New Fund's sub-adviser.

See Appendix C for more information regarding arrangements with service providers of the OPTI Fund and New Fund.

Shareholder Rights

The discussion below describes some of the differences between your rights as an OPTI Fund shareholder and your rights as a New Fund shareholder. The OPTI Fund is a series of the Trust, a Massachusetts business trust, and New Fund is a series of New Trust, an Ohio business trust. While the OPTI Fund and the New Fund are subject to the laws of different jurisdictions, the applicable state laws are similar and the Proposed Reorganization should not result in material differences in shareholder rights.

Shareholders of the Trust, as shareholders of a Massachusetts business trust, may, under certain circumstances, be held personally liable under the applicable state law for the obligations of the Trust. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Trust is not aware of any instance where such result has occurred. In addition, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trust's Trustees. The Agreement and Declaration of Trust also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. In view of the above, the risk of personal liability is remote.

   Under Ohio law, shareholders of an Ohio business trust are entitled to a limitation of personal liability. No similar statutory authority limiting business trust shareholder liability exists under Massachusetts law. As a result, to the extent that the New Trust or a shareholder is subject to the jurisdiction of courts in other states, the courts may not apply Ohio law, and may thereby subject shareholders of an Ohio business trust to personal liability. To guard against this risk, the Agreement and Declaration of Trust states that each shareholder of the New Trust shall not be personally liable for obligations and expenses incurred by, contracted for, or otherwise existing with respect to the New Trust. In addition, the Agreement and Declaration of Trust states that the New Trust's Trustees shall have no power to bind any shareholder personally or to call upon any shareholder for the payment of any sum of money or assessment other than such as the shareholder may at any time personally agree to pay. Moreover, the Agreement and Declaration of Trust provides for the indemnification out of the New Trust property for all loss and expense of any shareholder or former shareholder held personally liable, solely by reason of being or having been a shareholder of the New Trust, for the obligations or liabilities of the New Trust. The Agreement and Declaration of Trust provides that all persons extending credit to, contracting with or having any claim against the New Trust shall look only to the assets of the New Trust for payment under such credit, contract or claim. The Agreement and Declaration of Trust disclaims shareholders', Trustees' and officers' liability for such obligations and liabilities of the New Trust. The Agreement and Declaration of Trust requires every note, bond, contract or similar instrument to include a statement that the obligations of such instrument are not binding upon any Trustees, officers or shareholders individually but are binding only upon the assets and property of the New Trust. Accordingly, the risk to a shareholder of the New  Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Ohio law and (ii) the New  Trust itself would be unable to meet its obligations. In view of Ohio law and the nature of the New Trust's business, the risk of personal liability to a shareholder of the New Trust is remote.

The Trust and the New Trust each have an unlimited number of authorized shares of beneficial interest, no par value. The Board and the New Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and classes.

Both the Trust and the New Trust (and their series) will continue indefinitely until terminated. The Board and the New Trust Board are each authorized to establish the relative rights and preferences of shares of any series of the respective Trust. The New Trust's Declaration of Trust authorizes the Trustees to establish different rights and  preferences,  including  the rate or rates of dividends or distributions, of shares of classes of series of the Trust.

The New Trust's Agreement and Declaration of Trust expressly provides that any fractional share of any series or class shall carry proportionately all the rights and obligations of a whole share of that series or class, including with respect to voting, receipt of dividends and distributions, redemption of Shares, and liquidation of the New Trust. The Trust's Restated Declaration of Trust provides that any  fractional  share of any series or  sub-series  shall  carry proportionately all the rights and obligations of a whole share of that series or sub-series, including with respect to voting, receipt of dividends and distributions, redemptions of shares and liquidation of the Trust.

Neither Massachusetts nor Ohio law requires the Trust or the New Trust, respectively, to hold annual meetings of shareholders, and generally, the Trust or the New Trust will hold shareholder meetings only when specifically required by federal or state law. Shareholders representing 10% of the Trust's outstanding shares may, under its organizational documents, request by written application that the Trustees call meetings of the Trust for any purpose related to the Trust, including for the purpose of voting on removal of one or more Trustees. Shareholders representing 25% of the New Trust's outstanding shares may, under its organizational documents, call meetings of the New Trust. The Trust and the New Trust have the same quorum requirement for shareholder meetings, a majority of shares constitutes a quorum for shareholder meetings of the Trust and New Trust.

Under the New Trust's Agreement and Declaration of Trust, the Trustees are authorized to provide that holders of shares of a series of the New Trust have the right to convert their shares into shares of one or more series of shares. Likewise, under the Trust's Restated Declaration of Trust the Trustees are authorized to provide that holders of shares of a series of the Trust have the right to convert their shares into shares of one or more series of shares. All shares of the Trust and the New Trust are fully paid and non-assessable. For both the Trust and the New Trust, the assets and liabilities of any series of either Trust are segregated from the assets and liabilities of other series of the respective Trust. Therefore, distributions and redemption proceeds are only paid out of the assets of a particular series of either Trust, not out of a Trust's assets generally. Such distributions are made pro rata and redemption proceeds equal the assets represented by the redeemed shares.

INFORMATION RELATING TO THE PROPOSED REORGANIZATION

Description of the Agreement and Plan of Reorganization and Termination

New Trust, on behalf of New Fund, and the Trust, on behalf of the OPTI Fund, have entered into the Reorganization Plan, which provides that New Fund is to acquire the assets and assume the liabilities of the OPTI Fund. The Reorganization Plan sets forth the terms and conditions that will apply to the Proposed Reorganization. The following description is qualified in its entirety by reference to the Reorganization Plan, the form of which is set forth as Appendix A.

The Reorganization Plan provides the details of the Proposed Reorganization. In essence, the Proposed Reorganization will have three steps:

•

First, if the shareholders of the OPTI Fund approve the Reorganization Plan, the OPTI Fund will transfer all of its assets to New Fund. In exchange, the OPTI Fund will receive New Fund Class A shares equal in number and net asset value to the OPTI Fund's Class A shares and New Fund Class C shares equal in number and net asset value to the OPTI Fund's Class C shares, all calculated as of the close of business on the Closing Date. New Fund will assume all of the OPTI Fund's liabilities.

•

Second, New Fund, through its transfer agent, will open an account for each Class A and Class C shareholder of the OPTI Fund and will credit each such account with Class A and Class C shares, respectively, of New Fund equal in number and net asset value to the OPTI Fund shares that the shareholder owned on the Closing Date (expected to be [September 28, 2007], subject to change by the Trusts' agreement).

•

The OPTI Fund will subsequently terminate. It is also anticipated that the Trust itself will be terminated and will deregister as an investment company.

On the Closing Date, the OPTI Fund shareholders of each class will receive corresponding shares of New Fund equal in number and total value as their shares of the OPTI Fund. Because the OPTI Fund is a series of a registered investment company whose shareholders can redeem their shares at any time for their net asset value, there are no appraisal rights for shareholders that vote against the Proposed Reorganization.

The assets of the OPTI Fund to be acquired by New Fund will consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records and deferred and prepaid expenses shown as assets on the OPTI Fund's books -- the OPTI Fund owns as of immediately after the close of business on the Closing Date ("Effective Time"). The investment policies and limitations of the OPTI Fund and New Fund are sufficiently similar that it will not be necessary for the OPTI Fund to dispose of any assets or for New Fund to dispose of any of the assets it receives from the OPTI Fund in order for New Fund to operate within its investment policies and limitations after the consummation of the Proposed Reorganization. There is no present intention that New Fund will sell or otherwise dispose of any of the assets transferred to it by the OPTI Fund, except for dispositions made in the ordinary course of its business if market conditions warrant, dispositions if a particular security is no longer consistent with New Fund's investment strategy following the Proposed Reorganization and dispositions necessary to maintain its status as a regulated investment company for federal tax purposes.

New Fund will assume all liabilities of the OPTI Fund. However, the OPTI Fund will utilize its best efforts to discharge all of its known liabilities that are due prior to the Effective Time.

The value of the OPTI Fund's assets to be acquired, and the amount of its liabilities to be assumed, by New Fund will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date in accordance with the valuation procedures described in the OPTI Fund's then-current Prospectus and Statement of Additional Information. Securities and other assets for which market quotations are not readily available will be valued by a method that the Board believes accurately reflects fair value.

As soon as practicable after the Closing Date, the OPTI Fund will distribute pro rata to its shareholders of record as of the Effective Time, (1) the Class A shares of New Fund it receives in the Proposed Reorganization, so that each shareholder of the OPTI Fund Class A shares will receive a number of full and fractional Class A shares of New Fund equal in number and value to the shareholder's OPTI Fund Class A shares and (2) the Class C shares of New Fund it receives in the Proposed Reorganization, so that each shareholder of the OPTI Fund Class C shares will receive a number of full and fractional Class C shares of New Fund equal in number and value to the shareholder's OPTI Fund Class C shares. Such distribution will be accomplished by opening accounts on the books of New Fund in the names of the OPTI Fund shareholders and by transferring to these accounts the shares of each respective class of New Fund shares previously credited to the OPTI Fund on those books. Each shareholder's account shall be credited with the pro rata number of New Fund's Class A and Class C shares due to that shareholder. Fractional shares of each class of New Fund will be rounded to the third decimal place. The OPTI Fund will be terminated as soon as practicable thereafter.

Accordingly, immediately after the Proposed Reorganization, each former shareholder of the OPTI Fund Class A and Class C will own Class A and Class C shares of New Fund, respectively, with an aggregate value equal to the value of that shareholder's OPTI Fund shares immediately prior to the Proposed Reorganization. Moreover, because shares of each class of New Fund will be issued at net asset value in exchange for the net assets of the OPTI Fund attributable to the corresponding class of OPTI Fund shares, the Proposed Reorganization will not result in a dilution of the value of any shareholder account in the OPTI Fund.

Any transfer taxes payable upon issuance of New Fund shares in a name other than that of the registered holder on the OPTI Fund's books as of the Effective Time of the shares actually or constructively exchanged therefor will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of the OPTI Fund will continue to be its responsibility up to and including the Closing Date and thereafter until it is terminated.

The consummation of the Proposed Reorganization is subject to certain conditions relating to the Reorganization Plan, including the following:

•

Approval of the Reorganization Plan by the shareholders of the OPTI Fund;

•

Receipt of certain legal opinions described in the Reorganization Plan;

•

Continuing accuracy of the representations and warranties in the Reorganization Plan; and

•

Performance in all material respects of the Reorganization Plan.

New Trust, on behalf of New Fund, and the Trust, on behalf of the OPTI Fund, may mutually agree to terminate the Reorganization Plan at or prior to the Closing Date. Alternatively, either Fund may decide unilaterally to terminate the Reorganization Plan under certain circumstances. In addition, either Fund may waive the other party's breach of a provision or failure to satisfy a condition of the Reorganization Plan.

Each of the Trust or New Trust may amend the Reorganization Plan in any manner, provided that after the OPTI Fund's shareholders' approval thereof, no such amendment may have a material adverse effect on their interests. The expenses solely and directly related to the Proposed Reorganization will be paid for the Trust and New Trust, respectively, by ThomasLloyd and CCA.

Reasons for the Proposed Reorganization

The primary reason for the Proposed Reorganization is to provide for the ongoing management of the OPTI Fund. Due to various business reasons, ThomasLloyd, the OPTI Fund’s investment adviser, had informed the Board that ThomasLloyd planned to cease operating as the OPTI Fund’s investment adviser, and proposed to the Board the liquidation or the reorganization of the OPTI Fund. The OPTI Fund's sub-adviser, PROACTIVE, expressed an interest in continuing to manage the OPTI Fund. As a result, ThomasLloyd and CCA entered into discussions, the result of which was the proposal that the Catalyst Funds would acquire certain assets and the goodwill related to the OPTI Fund and provide for the ongoing management of the New Fund. The reorganization described in this Prospectus/Proxy Statement is the result of those negotiations between ThomasLloyd and CCA. The Board reviewed other options, including liquidation and the possibility of other managers, and determined that the proposed reorganization would be preferable to liquidation.

Board Considerations

The Board has determined that the Proposed Reorganization is in the best interests of the OPTI Fund and its shareholders and has approved the Reorganization Plan. In approving the Reorganization Plan, the Board considered the following factors, among others:

(1)

the terms and conditions of the Reorganization Plan;

(2)

the best interests of the shareholders of the OPTI Fund;

(3)

that the OPTI Fund shareholder interests would not be diluted as a result of the Proposed Reorganization (the exchange would take place at net asset value and there would be no sales charge or other charge imposed as a result of the Proposed Reorganization);

(4)

the expected federal income tax consequences of the Proposed Reorganization (the Proposed Reorganization is structured to qualify as a tax-free exchange);

(5)

the costs of the Proposed Reorganization are to be borne, respectively on behalf of the Trust and the New Trust, by ThomasLloyd and CCA;

(6)

the performance history and continuing portfolio management of the OPTI Fund's sub-adviser, which will also sub-advise New Fund; and

(7)

the respective management fees and operating expenses of the OPTI Fund and New Fund.

The Board carefully reviewed certain "due diligence" materials related to CCA and its subsidiaries. These materials included documents provided by CCA, including marketing plans for New Fund, information filed with the SEC related to New Fund, agreements and contracts with New Fund’s and CCA’s management team, and financial information of CCA evidencing the depth of CCA’s financial resources and sustainability. Further, the Trust’s Board held several informal meetings with counsel and representatives of CCA prior to the Trust’s Board’s vote on the proposed reorganization. After consideration of the factors mentioned above and other relevant information, the Board determined at an “in person” Board meeting on June 20, 2007 that the Proposed Reorganization is in the best interests of the OPTI Fund and its shareholders and unanimously approved the Reorganization Plan and directed that it be submitted to shareholders for approval. The Board was advised by special counsel in connection with the Proposed Reorganization. The Board unanimously recommends that shareholders vote "FOR" approval of the Reorganization Plan.

At a meeting held on July 5, 2007, New Trust Board approved the Reorganization Plan, finding that the Proposed Reorganization is in the best interests of New Fund and its shareholders.

Capitalization

Capitalization tables showing unaudited capitalization of the OPTI Fund's Class A and Class C shares, New Fund's Class A and Class C shares and unaudited capitalization of the OPTI Fund and New Fund on a pro forma combined basis after the Proposed Reorganization are included in Appendix D.

Federal Income Tax Consequences

The exchange of the OPTI Fund's assets for New Fund's shares and the latter's assumption of the OPTI Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code"). As a condition to consummation of the Proposed Reorganization, each Trust will receive an opinion Thompson Hine LLP ("Opinion"), substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of each Trust and conditioned on the Proposed Reorganization's being completed in accordance with the Reorganization Plan, for federal income tax purposes:

(a)

The Proposed Reorganization will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

(b)

The OPTI Fund will recognize no gain or loss on the transfer of its assets to New Fund in exchange solely for New Fund's shares and its assumption of the OPTI Fund's liabilities or on the subsequent distribution of those shares to the OPTI Fund's shareholders in exchange for their OPTI Fund shares;

(c)

New Fund will recognize no gain or loss on its receipt of the OPTI Fund's assets in exchange solely for New Fund's shares and its assumption of the OPTI Fund's liabilities;

(d)

New Fund's basis in each asset it receives from the OPTI Fund will be the same as the OPTI Fund's basis therein immediately before the Proposed Reorganization, and New Fund's holding period for each such asset will include the OPTI Fund's holding period therefor;

(e)

An OPTI Fund shareholder will recognize no gain or loss on the exchange of all its OPTI Fund shares solely for New Fund shares pursuant to the Proposed Reorganization;

(f)

An OPTI Fund shareholder's aggregate basis in the New Fund shares it receives in the Proposed Reorganization will be the same as the aggregate basis in its OPTI Fund shares it actually or constructively surrenders in exchange for those New Fund shares, and its holding period for those New Fund shares will include, in each instance, its holding period for those OPTI Fund shares, provided the shareholder holds them as capital assets at the Effective Time; and

(g)

For purposes of section 381 of the Code, New Fund will be treated as if there had been no reorganization. Accordingly, the Proposed Reorganization will not result in the termination of the OPTI Fund's taxable year, the OPTI Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no reorganization, and the part of the OPTI Fund's taxable year before the Proposed Reorganization will be included in New Fund's taxable year after the Proposed Reorganization.

Notwithstanding clauses (b) and (d), such opinion may state that no opinion is expressed as to the Proposed Reorganization's effect on each Fund or the OPTI Fund's shareholders with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

FINANCIAL HIGHLIGHTS

The Financial Highlights information for the OPTI Fund is incorporated by reference to the OPTI Fund Prospectus, dated April 3, 2007, and the OPTI Fund Annual Report for the fiscal year ended December 31, 2006. Additional copies of the OPTI Fund Prospectus and Annual Report are available upon request, without charge, by calling 1-888-337-5132 or on the Internet at www.thomaslloydfunds.com. New Fund currently has no Financial Highlights information since its registration is currently pending with the SEC and it has not yet commenced operations. If the OPTI Fund shareholders approve the Proposed Reorganization, each class of New Fund will assume the Financial Highlights information of the corresponding class of the OPTI Fund after the Proposed Reorganization has been completed.

INFORMATION RELATING TO VOTING MATTERS

General Information

The Board is providing this Prospectus/Proxy Statement in connection with the solicitation of proxies for use at the Meeting. Solicitation of proxies will occur principally by mail, but officers and service contractors of the OPTI Fund or CCA may also solicit proxies by telephone or in person. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the OPTI Fund a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person.

Only shareholders of the OPTI Fund of record at the close of business on [August 8, 2007] will be entitled to vote at the Meeting. On [August 8, 2007], there were outstanding and entitled to be voted [xx.xx] Class A shares and [xx.xx] Class C shares of the OPTI Fund. Each share or fractional share is entitled to one vote or fraction thereof.  Class A and Class C shares will vote together.

If the accompanying proxy card is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. If you sign and date your proxy card but do not mark it "For," "Against" or "Abstain," the persons named as proxies will vote it "FOR" the Proposed Reorganization. For information on adjournments of the Meeting, see "Quorum" below.

Shareholder Approval

The Reorganization Plan is being submitted for approval at the Meeting in accordance with the provisions of the Restated Declaration of Trust and By-laws of the Trust. Under the Restated Declaration of Trust and By-laws, the Proposed Reorganization must be approved by the holders of two-thirds of the outstanding shares of the OPTI Fund.

In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted in determining whether a quorum is present for purposes of convening the Meeting. With respect to voting on the Proposed Reorganization, abstentions and broker non-votes will have the same effect as votes cast against the proposal. For shares held in individual retirement accounts (IRA, Roth IRA or SIMPLE Retirement plans), the IRA Custodian shall vote the shares in the account in accordance with instructions given by the Depositor. However, if the Depositor fails to provide instructions on how to vote the shares in the account, the Custodian shall vote the undirected shares in the same proportion as shares are voted considering all shares of the OPTI Fund for which instructions are received.

Control Persons

As of [August 8, 2007], the following persons owned of record 5% or more of the shares of the OPTI Fund:

OPTI Fund Class A Shares

Name and Address Of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
[xx]	[xx]	[xx]%
[xx]	[xx]	[xx]%
[xx]	[xx]	[xx]%
[xx]	[xx]	[xx]%

As of [August 8], 2007, securities of the OPTI Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented [xx]% of the outstanding shares of the OPTI Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

OPTI Fund Class C Shares

Name and Address Of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
[xx]	[xx]	[xx]%
[xx]	[xx]	[xx]%
[xx]	[xx]	[xx]%

As of [August 8], 2007, securities of the OPTI Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented [xx]% of the outstanding shares of the OPTI Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

Quorum; Adjournment

A quorum is constituted by a majority of the total number of shares outstanding and entitled to vote at the Meeting present in person or represented by proxy. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Proposed Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy and voting on the question of adjournment. In such case, the persons named as proxies will vote those proxies which they are entitled to vote in favor of such item "FOR" such an adjournment, and will vote those proxies they are required to vote against such item "AGAINST" such an adjournment. Abstentions and broker non-votes will have no effect on the outcome of a vote on adjournment.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

New Trust is registered with the SEC as an open-end management investment company and its Trustees are authorized to issue an unlimited number of shares of beneficial interest in each separate series without par value. Shares of each series of New Trust represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

New Trust Board does not intend to hold annual meetings of shareholders. The Trustees will call special meetings of the shareholders of a series only if required under the 1940 Act or in their discretion or upon the written request of holders of 25% or more of the outstanding shares of that series entitled to vote.

Under Ohio law, the shareholders of a series will not be personally liable for the obligations of any series; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Ohio law might not be applied in other states, the Trust Instrument of New Trust requires that every written obligation of the Trust or a series contain a statement that such obligation may be enforced only against the assets of the Trust or a specific series and provides for indemnification out of the Trust or series property of any shareholder nevertheless held personally liable for the Trust or series obligations, respectively.

ADDITIONAL INFORMATION ABOUT NEW FUND

AND OPTI FUND

Additional information about the OPTI Fund is included in the Prospectus, dated April 3, 2007, which is incorporated by reference herein. Additional information about the OPTI Fund may also be obtained from its Statement of Additional Information, dated April 3, 2007, and its Annual Report for the fiscal year ended December 31, 2006, which have been filed with the SEC. Copies of the Prospectus, Statement of Additional Information, and Annual Report for the OPTI Fund may be obtained without charge by calling the OPTI Fund at 1-888-337-5132 or on the Internet at www.thomaslloydfunds.com. The OPTI Fund and New Fund are subject to certain informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements files reports, proxy statements, and other information with the SEC. These materials may be inspected and copied:

•

At the Public Reference Facilities maintained by the SEC at 100 F Street N.E., Washington, D.C. 20549;

•

By writing to the SEC's Office of Investor Education and Advocacy, 100 F Street N.E., Washington, D.C. 20549;

•

By e-mail request to publicinfo@sec.gov (for a duplicating fee); and

•

On the SEC's EDGAR database on the SEC's Internet Web site at http://www.sec.gov.

New Fund is in the process of registering its shares with the SEC and does not yet have an effective prospectus or statement of additional information, although a preliminary filing was made on July 12, 2007. The registration of New Fund as an open-end management investment company will be effective prior to the Closing Date. New Fund's Class A will assume the performance history and financial highlights of the OPTI Fund's Class A and New Fund's Class C will assume the performance history and financial highlights of the OPTI Fund's Class C if shareholders approve the Proposed Reorganization.

LEGAL MATTERS

Opinions concerning certain legal matters pertaining to the Proposed Reorganization will be provided by legal counsel to New Trust, Thompson Hine LLP, 335 Madison Avenue, 12th Floor, New York, New York, and legal counsel to the Trust, Seyfarth Shaw LLP, 131 S. Dearborn Street, Suite 2400, Chicago, Illinois 60603. Opinions concerning certain tax matters pertaining to the Proposed Reorganization will be provided by legal counsel to New Trust, listed above.

EXPERTS

The audited financial statements of the OPTI Fund incorporated by reference herein and included in the OPTI Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2006 have been audited by Cohen Fund Audit Services, Ltd., the OPTI Fund's Independent Registered Public Accounting Firm. Their report is included in the OPTI Fund's Annual Report to Shareholders. These financial statements have been incorporated herein by reference in reliance on Cohen Fund Audit Services, Ltd.'s report given on their authority as experts in auditing and accounting.

OTHER BUSINESS

The Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the OPTI Fund in writing at the address on the cover page of this Prospectus/Proxy Statement or by telephoning 1-888-337-5132.

* * *

SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE, OR TO VOTE VIA TELEPHONE BY CALLING THE NUMBER ON YOUR PROXY CARD OR ON THE INTERNET BY VISITING THE WEBSITE ADDRESS IDENTIFIED ON YOUR PROXY CARD.

#

APPENDIX A

AGREEMENT AND PLAN OF
REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of August 10, 2007, among Catalyst Funds, an Ohio business trust (“New Trust”), on behalf of Catalyst OPTI-flex® Fund, a segregated portfolio of assets (“series”) thereof (“New Fund”), ThomasLloyd Funds, a Massachusetts business trust (“Old Trust”), on behalf of its ThomasLloyd OPTI-flex® Fund series (“Old Fund”), and, solely for purposes of paragraph 6.2, Catalyst Capital Advisors LLC (“Catalyst”) and ThomasLloyd Global Asset Management (Americas) LLC (“ThomasLloyd”). (Each of New Fund and Old Fund is sometimes referred to herein as a “Fund,” and each of New Trust and Old Trust is sometimes referred to herein as an “Investment Company”). All agreements, covenants, representations, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by New Trust on New Fund’s behalf and by Old Trust on Old Fund’s behalf, and all rights and benefits created hereunder in favor of a Fund shall inure to, and shall be enforceable by, the Investment Company of which it is a series acting on its behalf.

Each Investment Company wishes to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (“Code”), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). The reorganization will involve Old Fund’s changing its identity, form, and place of organization -- by converting from a series of Old Trust to a series of New Trust -- by (1) transferring all its assets to New Fund (which is being established solely for the purpose of acquiring such assets and continuing Old Fund’s business) in exchange solely for voting shares of beneficial interest (“shares”) in New Fund and New Fund’s assumption of all of Old Fund’s Liabilities, (2) distributing those shares pro rata to Old Fund’s shareholders in exchange for their shares therein and in complete liquidation thereof, and (3) terminating Old Fund and Old Trust (all the foregoing transactions being referred to herein collectively as the “Reorganization”), all on the terms and conditions set forth herein.

Each Investment Company’s Board of Trustees (each, a “Board”), including a majority of each Board’s members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) thereof, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of its Fund and that the interests of the existing shareholders of its Fund will not be diluted as a result of the Reorganization.

Old Fund offers two classes of shares, designated Class A shares and Class C shares (“Class A Old Fund Shares” and “Class C Old Fund Shares,” respectively, and collectively, “Old Fund Shares”). New Fund will offer two classes of shares, designated Class A shares and Class C shares (“Class A New Fund Shares” and “Class C New Fund Shares,” respectively, and collectively, “New Fund Shares”). The rights, powers, privileges, and obligations of the New Fund Shares will be substantially similar to those of the Old Fund Shares.

In consideration of the mutual promises contained herein, the Investment Companies agree as follows:

PLAN OF REORGANIZATION AND TERMINATION

Subject to the requisite approval of Old Fund’s shareholders and the terms and conditions herein, Old Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to New Fund. In exchange therefor, New Fund shall --

issue and deliver to Old Fund the number of full and fractional (rounded to the third decimal place) (i) Class A New Fund Shares equal to the number of full and fractional Class A Old Fund Shares then outstanding and (ii) Class C New Fund Shares equal to the number of full and fractional Class C Old Fund Shares then outstanding, and assume all of Old Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Such transactions shall take place as of the Closing (as defined in paragraph 2.1).

The Assets shall consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as assets on Old Fund’s books -- Old Fund owns at the Effective Time (as defined in paragraph 2.1).

The Liabilities shall consist of all of Old Fund’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time, whether absolute, accrued, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Old Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

Immediately before the Closing, New Fund shall redeem the Initial Shares (as defined in paragraph 5.6) for $10.00. At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined as of the Effective Time (each, a “Shareholder”), in proportion to their Old Fund Shares then held of record and in exchange for their Old Fund Shares, and will completely liquidate. That distribution shall be accomplished by New Trust’s transfer agent opening accounts on New Fund’s transfer agent books in the Shareholders’ names and transferring those New Fund Shares thereto. Pursuant to such transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) New Fund Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class A Old Fund Shares shall be credited with the number of full and fractional Class A New Fund Shares equal to the number of full and fractional Class A Old Fund Shares that Shareholder holds on the Closing Date, and the account for each Shareholder that holds Class C Old Fund Shares shall be credited with the number of full and fractional Class C New Fund Shares equal to the number of full and fractional Class C Old Fund Shares that Shareholder holds on the Closing Date). All issued and outstanding Old Fund Shares, including any represented by certificates, shall simultaneously be canceled on Old Fund’s share transfer books. New Fund shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, Old Fund shall be terminated as a series of Old Trust and any further actions shall be taken in connection therewith as required by applicable law.

Any reporting responsibility of Old Fund, Old Trust, New Fund, or New Trust to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain the responsibility of Old Fund, Old Trust, New Fund, and New Trust, respectively, up to and following the Closing.

Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund’s share transfer books of Old Fund Shares actually or constructively exchanged therefor shall be paid by the person to whom those New Fund Shares are to be issued, as a condition of that transfer.

CLOSING AND EFFECTIVE TIME

The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at New Trust’s offices on or after September 28, 2007, or at such other place and/or time as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately after the close of business (i.e., 4:00 p.m., Eastern time) on the date thereof (“Effective Time”).

Old Trust shall direct U.S. Bank, N.A., custodian for Old Fund (“Custodian”), to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets have been delivered in proper form to New Fund within two business days before or at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each of Old Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by Old Fund as of the Effective Time for New Fund’s account duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Effective Time by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which any Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by Old Fund shall be delivered by wire transfer of federal funds at the Effective Time.

Old Trust shall direct Matrix Fund Services, the transfer agent for both Old Trust and New Trust (“Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the number (rounded to the third decimal place) of outstanding Old Fund Shares each Shareholder owned immediately before the Closing.

Old Trust shall deliver to New Trust at the Closing a certificate of an authorized officer of Old Trust setting forth information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, on Old Fund’s books immediately before the Closing.

Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance reasonably satisfactory to the recipient and dated the date of the Closing, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

REPRESENTATIONS AND WARRANTIES

Old Trust, on Old Fund’s behalf, represents and warrants to New Trust, on New Fund’s behalf, as follows:

Old Trust is organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, and is operating under a written instrument or declaration of trust filed in October 2005 under the name “Illington Funds” and as restated under the name “ThomasLloyd Funds” on December 29, 2006.  The Restated Declaration of Trust under the name “ThomasLloyd Funds” is on file with the Secretary of the Commonwealth.  It is believed that prior to October 2005 Old Trust similarly operated as a Massachusetts business trust under Massachusetts law; however, no evidence of such status could be located in the office of the Secretary of the Commonwealth.  In the event the original trust declaration of Old Trust was not properly filed with the Secretary of the Commonwealth prior to October 2005, Old Trust may be deemed to have acted as a common law trust under Massachusetts law;

Old Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

Old Fund is a separately established and designated series of Old Trust;

At the Effective Time, Old Trust, on Old Fund’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans” as referred to in section 851(b)(2) of the Code or that are restricted to resale by their terms); and on delivery and payment for the Assets, New Trust, on New Fund’s behalf, will acquire good and marketable title thereto;

Old Fund is not engaged currently, and Old Trust’s execution, delivery, and performance of this Agreement will not result, in (1) a material violation of the Declaration or Old Trust’s By-Laws (collectively, “Old Trust Governing Documents”) or of any agreement, indenture, instrument, contract, lease, or other undertaking to which Old Trust, on Old Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which Old Trust, on Old Fund’s behalf, is a party or by which it is bound;

All material contracts and other commitments of Old Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Old Fund thereunder will be made, at or before the Effective Time, without either Fund’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Old Trust, on Old Fund’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Old Trust with respect to Old Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Old Trust, on Old Fund’s behalf, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated, except as otherwise disclosed to New Trust;

Old Fund’s Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, and Schedule of Investments at and for the year ended on December 31, 2006, have been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm, and present fairly, in all material respects, Old Fund’s financial condition as of such date in accordance with generally accepted accounting principles consistently applied (“GAAP”); and to Old Trust’s management’s best knowledge and belief, there are no known contingent liabilities, debts, obligations, or duties of Old Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein;

Since December 31, 2006, there has not been any material adverse change in Old Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Old Fund of indebtedness, other than indebtedness incurred in the ordinary course of business; for purposes of this subparagraph, a decline in net asset value per Old Fund Share due to declines in market values of securities Old Fund holds, the discharge of Old Fund liabilities, or the redemption of Old Fund Shares by its shareholders shall not constitute a material adverse change;

Old Trust has elected and claimed to be taxed as a corporation for federal income tax purposes since its Inception Date, has a reasonable basis for such election and claim, and since its Inception Date has not been notified, and to the knowledge of the Trust’s officers, no Shareholder or former shareholder of the Old Fund has been notified, that such classification is or has been under examination;

At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Old Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of Old Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

Old Fund is a “fund” as defined in section 851(g)(2) of the Code; for each taxable year of its operation, Old Fund has met (or, for its current taxable year, will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company (“RIC”) and has been (or will be) eligible to and has computed (or will compute) its federal income tax under the provisions of Subchapter M of the Code; from the time Old Trust’s Board approved the transactions contemplated by this Agreement (“Approval Time”) through the Effective Time, Old Fund will invest its assets in a manner that ensures its compliance with the foregoing; from the time it commenced operations through the Effective Time, Old Fund has conducted and will conduct its “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; from the Approval Time through the Effective Time, Old Fund will not (a) dispose of and/or acquire any assets (i) for the purpose of satisfying New Fund’s investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC or (b) otherwise change its historic investment policies; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Old Trust and have been offered and sold in every state in which they have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (“1933 Act”), and state securities laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in Transfer Agent’s records, as provided in paragraph 2.3; and Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor is there outstanding any security convertible into any Old Fund Shares;

Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

Old Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A) of the Code);

During the five-year period ending at the Effective Time, (1) neither Old Fund nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations) to it will have acquired Old Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than New Fund Shares or Old Fund Shares, except for shares redeemed in the ordinary course of Old Fund’s business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Old Fund Shares, other than normal, regular dividend distributions made pursuant to Old Fund’s historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

Not more than 25% of the value of Old Fund’s total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

Old Trust’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated before or on the date of the Closing do not contain, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

The information provided by Old Trust with respect to Old Fund contained in the Registration Statement (as defined in paragraph 3.3(a)) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting (as defined in paragraph 4.1), not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

New Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms hereof; and

The Declaration permits Old Trust to vary its shareholders’ investment therein; and Old Trust does not have a fixed pool of assets -- each series thereof (including Old Fund) is a managed portfolio of securities, and ThomasLloyd, Old Fund’s adviser, and PROACTIVE Money Management, Inc. (“PMM”), Old Fund’s sub-adviser, have the authority to buy and sell securities for it.

New Trust, on New Fund’s behalf, represents and warrants to Old Trust, on Old Fund’s behalf, as follows:

New Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Ohio and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof;

New Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

Before the Effective Time, New Fund will be a duly established and designated series of New Trust;

New Fund has not commenced operations and will not do so until after the Closing;

Before the Closing, there will be, except for the Initial Shares, no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) security convertible into any New Fund Shares, or (4) any other securities issued by New Fund;

No consideration other than New Fund Shares (and New Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

New Fund is not engaged currently, and New Trust’s execution, delivery, and performance of this Agreement will not result, in (1) a material violation of New Trust’s Agreement and Declaration of Trust (“Trust Instrument”) or By-Laws (collectively, “New Trust Governing Documents”) or of any agreement, indenture, instrument, contract, lease, or other undertaking to which New Trust, on New Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which New Trust, on New Fund’s behalf, is a party or by which it is bound;

No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against New Trust or with respect to New Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and New Trust, on New Fund’s behalf, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

New Fund will be a “fund” as defined in section 851(g)(2) of the Code; it will meet the requirements of Subchapter M of Chapter 1 of the Code for qualification as a RIC for its taxable year in which the Reorganization occurs; and it intends to continue to meet all such requirements for the next taxable year;

New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does New Fund, or any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than New Fund Shares, any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

Following the Reorganization, New Fund (1) will continue Old Fund’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of Old Fund’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, New Fund (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

There is no plan or intention for New Fund to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

During the five-year period ending at the Effective Time, neither New Fund nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations) to it will have acquired Old Fund Shares with consideration other than New Fund Shares;

Assuming the truthfulness and correctness of Old Trust’s representation and warranty in paragraph 3.1(p), immediately after the Reorganization (1) not more than 25% of the value of New Fund’s total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

New Fund Shares to be issued and delivered to Old Fund, for the Shareholders’ account, pursuant to the terms hereof, (1) will at the Effective Time have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) and (2) when so issued and delivered, will be duly and validly issued and outstanding New Fund Shares and will be fully paid and non-assessable by New Trust;

The Registration Statement (other than written information provided by Old Trust for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and

The Trust Instrument permits New Trust to vary its shareholders’ investment therein; and New Trust does not have a fixed pool of assets -- each series thereof (including New Fund after it commences operations) is a managed portfolio of securities, and Catalyst and PMM each has the authority to buy and sell securities for it.

Each Investment Company, on its respective Fund’s behalf, represents and warrants to the other Investment Company, on its respective Fund’s behalf, as follows:

No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of  1934, as amended (“1934 Act”), the 1940 Act, or state securities laws for its execution or performance of this Agreement, except for (1) New Trust’s filing with the Commission of a registration statement on Form N-14 relating to New Fund Shares issuable hereunder, and any supplement or amendment thereto (“Registration Statement”), (2) the Commission’s declaring effective New Trust’s registration statement filed with the Commission on Form N-1A with respect to New Fund, and (3) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

The fair market value of the New Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;

Its management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations) to either Fund or (ii) any portion of the New Fund Shares they receive in the Reorganization to any person “related” (within such meaning) to New Fund, (2) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Old Fund as a series of an open-end investment company, (3) expects that the percentage of interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by New Fund and those to which the Assets are subject;

None of the compensation received by any Shareholder who is an employee of or service provider to Old Fund will be separate consideration for, or allocable to, any of Old Fund Shares that Shareholder held; none of New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”);

The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 3.1(p), 3.2(j), and 3.2(m) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Old Fund at the Effective Time;

The Reorganization will be undertaken for the business purpose of allowing the Old Fund to continue to operate as a series of a regulated investment company, in the form of a newly organized series of the New Trust;

Immediately following consummation of the Reorganization, the Shareholders will own all New Fund Shares and will own such shares solely by reason of their ownership of Old Fund Shares immediately before the Reorganization; and

Immediately following consummation of the Reorganization, New Fund will hold the same assets (except for assets used to pay expenses incurred in connection with the Reorganization) and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for the Funds’ expenses incurred in connection with the Reorganization; and the amount of all redemptions and distributions (other than regular, normal dividends) Old Fund makes immediately preceding the Reorganization will, in the aggregate, constitute less than 1% of its net assets.

COVENANTS

Old Trust covenants to call a meeting of Old Fund’s shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein (“Shareholders Meeting”).

Old Trust covenants that New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

Old Trust covenants that it will distribute no assets to the Old Fund shareholders other than New Fund Shares distributed in accordance with Section 1.4 hereof and other than such distributions as arise in the ordinary course of Old Fund’s business.

Old Trust covenants that it will assist New Trust in obtaining information New Trust reasonably requests concerning the beneficial ownership of Old Fund Shares.

Old Trust covenants that it will turn over its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to New Trust at the Closing.

Each Investment Company covenants to cooperate in preparing the Registration Statement in compliance with applicable federal and state securities laws.

Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) New Fund, title to and possession of all the Assets, and (b) Old Fund, title to and possession of New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

New Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws appropriate to continue the operations of the New Trust and New Fund after the Effective Time.

Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of such time, and (c) the following further conditions that, at or before such time:

All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act, and the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby;

New Trust shall have received an opinion of Seyfarth Shaw LLP (“Old Trust Counsel”) substantially to the effect that:

Old Fund is a validly existing series of Old Trust, a Massachusetts business trust that is validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

This Agreement has been duly authorized and adopted by Old Trust on Old Fund’s behalf;

To Old Trust Counsel’s knowledge, the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Old Trust Governing Documents or violate any obligation of Old Trust under the express terms of any court order that names Old Trust and is specifically directed to it or its property, except as set forth in such opinion;

To Old Trust Counsel’s knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Old Trust, on Old Fund’s behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

Old Trust is registered with the Commission as an investment company, and to Old Trust Counsel’s knowledge no order has been issued or proceeding instituted to suspend either such registration; and

To Old Trust Counsel’s knowledge (without any independent inquiry or investigation), as of the date of the opinion, there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing against Old Trust (with respect to Old Fund) or any of its properties or assets attributable or allocable to Old Fund that seeks to enjoin the performance or affect the enforceability of this Agreement, except as set forth in such opinion.

In rendering such opinion, Old Trust Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to Old Trust or Old Fund, and may (1) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than Old Trust has been duly authorized, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (3) limit such opinion to applicable federal and state law, (4) define the word “knowledge” and related terms to mean the actual knowledge of attorneys then with Old Trust Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (5) rely as to matters of fact on certificates of public officials and statements contained in officers’ certificates;

Old Trust shall have received an opinion of Thompson Hine LLP (“New Trust Counsel”) substantially to the effect that:

New Fund is a validly existing series of New Trust, a statutory trust that is validly existing and in good standing as a statutory trust under the laws of the State of Ohio;

This Agreement has been duly authorized and adopted by New Trust on New Fund’s behalf;

The New Fund Shares to be issued and distributed to the Shareholders under this Agreement have been duly authorized and, on their issuance and delivery in accordance with this Agreement, will be validly issued, fully paid, and non-assessable;

To New Trust Counsel’s knowledge, the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the New Trust Governing Documents or violate any obligation of New Trust under the express terms of any court order that names New Trust and is specifically directed to it or its property, except as set forth in such opinion;

To New Trust Counsel’s knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by New Trust, on New Fund’s behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

New Trust is registered with the Commission as an investment company, and to New Trust Counsel’s knowledge no order has been issued or proceeding instituted to suspend either such registration; and

To New Trust Counsel’s knowledge (without any independent inquiry or investigation), as of the date of the opinion, there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing against New Trust (with respect to New Fund) or any of its properties or assets attributable or allocable to New Fund that seeks to enjoin the performance or affect the enforceability of this Agreement, except as set forth in such opinion.

In rendering such opinion, New Trust Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to New Trust or New Fund, and may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than New Trust has been duly authorized, (3) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (4) limit such opinion to applicable federal and state law, (5) define the word “knowledge” and related terms to mean the actual knowledge of attorneys then with New Trust Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (6) rely as to matters of fact on certificates of public officials and statements contained in officers’ certificates;

The Investment Companies shall have received an opinion of New Trust Counsel or a registered public accounting firm as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, New Trust Counsel or such registered public accounting firm may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which New Trust Counsel or such registered public accounting firm may treat as representations and warranties made to it, and in separate letters addressed to New Trust Counsel or such registered public accounting firm. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

New Fund’s acquisition of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities, followed by Old Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Old Fund Shares, will qualify as a “reorganization” (as defined in section 368(a)(1)(F) of the Code), and each Fund will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares;

New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

New Fund’s basis in each Asset will be the same as Old Fund’s basis therein immediately before the Reorganization, and New Fund’s holding period for each Asset will include Old Fund’s holding period therefor;

A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

A Shareholder’s aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

For purposes of section 381 of the Code, New Fund will be treated as if there had been no Reorganization. Accordingly, the organization will not result in the termination of Old Fund’s taxable year, Old Fund’s tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund’s taxable year before the Reorganization will be included in New Fund’s taxable year after the Reorganization.

The Tax Opinion shall contain such assumptions and limitation as shall be in the opinion of New Trust Counsel appropriate to render the opinions expressed therein.  For example, the Tax Opinion may state that no opinion is expressed as to (i) the federal income tax consequences of the payment of Reorganization expenses by ThomasLloyd, the investment adviser to the Old Fund, and by Catalyst, the investment adviser to the New Fund, except in relation to the qualification of the transfer of the Old Fund’s assets to the New Fund as a reorganization under Section 368(a) of the Code, (ii) the effect of the Reorganization of the Old Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (iii) the effect of the Reorganization on any shareholder of the Old Fund that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting, (iv) whether accrued market discount, if any, on any market discount bonds held by the Old Fund will be required to be recognized as ordinary income under Section 1276 of the Code as a result of the Reorganization, (v) the tax consequences to shareholders of the Old Fund who are subject to special treatment under U.S. federal income tax laws, such as foreign persons, dealers in securities, life insurance companies, or financial institutions, and (vi) any state, local, or foreign tax consequences of the Reorganization.

Before the Closing, New Trust’s Board shall have authorized the issuance of, and New Fund shall have issued, one New Fund Share in each class (“Initial Shares”) to Catalyst or an affiliate thereof in consideration of the payment of $10.00 to vote on the investment advisory agreement and sub-advisory agreement referred to in paragraph 5.7 and to take whatever other action it may be required to take as New Fund’s sole shareholder;

New Trust (on behalf of and with respect to New Fund) shall have entered into, or adopted, as appropriate, an investment advisory agreement, a sub-advisory agreement, and other agreements and plans necessary for New Fund’s operation as a series of an open-end investment company. Each such contract and agreement shall have been approved by New Trust’s Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are not “interested persons” (as defined in the 1940 Act) thereof and by Catalyst or its affiliate as New Fund’s sole shareholder; and

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 5.1 and 5.5) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

BROKERAGE FEES AND EXPENSES

Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

Subject to complying with the representation contained in paragraph 3.3(g), the Old Trust Expenses shall be borne by ThomasLloyd (pursuant to the Universal Services Fee Agreement with Old Trust) and the New Trust Expenses shall be borne by Catalyst. As used herein, “Old Trust Expenses” includes, but is not limited to, (a) the legal fees Old Trust incurs in connection with the Reorganization, including the fees of Old Trust Counsel (including those fees associated with drafting the Registration Statement), (b) accounting fees Old Trust incurs in connection with the Reorganization, and (c) the fees associated with the deregistration of Old Trust.  As used herein, “New Trust Expenses” means (1) fees and expenses associated with filing, printing, and mailing the Registration Statement, (2) all proxy solicitation costs associated with the Reorganization, (3) accounting fees New Trust incurs in connection with the Reorganization, and (4) legal fees and expenses New Trust incurs in connection with the Reorganization. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

ENTIRE AGREEMENT; SURVIVAL

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

TERMINATION

This Agreement may be terminated at any time at or before the Closing:

By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before November 30, 2007, or such other date as to which the Investment Companies agree; or

By the Investment Companies’ mutual agreement.

In the event of termination under paragraphs 8.1(c) or 8.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding Old Fund’s shareholders’ approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

SEVERABILITY

Any term or provision of this Agreement that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

MISCELLANEOUS

This Agreement shall be construed and interpreted in accordance with the internal laws of the Commonwealth of Massachusetts; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than each Investment Company (on its respective Fund’s behalf) and its respective successors and assigns any rights or remedies under or by reason of this Agreement.

Notice is hereby given by each of the Investment Companies to the other that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees and not individually. Each Investment Company agrees that the other Investment Company’s obligations under this instrument are not binding on or enforceable against any of that Investment Company’s trustees, officers, or shareholders or any series of the Investment Company other than its Fund but are only binding on and enforceable against its Fund’s property. Each Investment Company, in asserting any rights or claims under this Agreement on its Fund’s behalf, shall look only to the other Fund’s property in settlement of such rights or claims and not to the property of any other series of the other Investment Company or to such Investment Company’s trustees, officers, employees, agents, or shareholders.

This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

[Signature page immediately follows]

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

CATALYST FUNDS,
on behalf of its series, Catalyst OPTI-flex® Fund

By:

/S/ Jerry Szilagyi

Name: Jerry Szilagyi

Title: Trustee

THOMASLLOYD FUNDS,
on behalf of its series, ThomasLloyd OPTI-flex® Fund

By:

/S/ William L. Morrow, Jr.

Name: William L. Morrow Jr.

Title: Secretary

Solely for purposes of paragraph 6.2:

CATALYST CAPITAL ADVISORS LLC

By:

/S/ Jerry Szilagyi

Name: Jerry Szilagyi

Title: Member

THOMASLLOYD GLOBAL ASSET MANAGEMENT (AMERICAS) LLC

By:

/S/ William L. Morrow, Jr.

Name: William L. Morrow, Jr.

Title: Chief Compliance Officer

APPENDIX B

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day. This includes any day that New Fund is open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

New Fund calculates its net asset value ("NAV") per share as of the close of regular trading on the NYSE every day the NYSE is open. The NYSE normally closes at 4:00 p.m. Eastern Time ("ET"). New Fund's NAV is calculated by taking the total value of New Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Purchases orders received in "proper form" by New Fund’s transfer agent before the close of trading on the NYSE will be effective at the NAV next calculated after your order is received. On occasion, the NYSE closes before 4:00 p.m. ET. When that happens, purchase orders received after the NYSE closes will be effective the following business day. To be in "proper form," the purchase order must include:

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New Fund’s name and account number;

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Account name(s) and address;

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The dollar amount or number of shares you wish to purchase.

Multiple Classes

New Fund offers both Class A and Class C shares. Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares.

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described below. The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions. Class A shares are subject to a 12b-1 fee which is lower than the 12b-1 fee for the Class C shares. The up-front Class A sales charge and the commissions paid to dealers are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.25%
$100,000 but less than $250,000	4.00%	4.17%	3.50%
$250,000 but less than $500,000	3.25%	3.36%	2.75%
$500,000 but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase.

If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge. New Fund’s distributor may pay a commission up to 1.00% out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares.

Class A Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent: An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more of the Catalyst Funds, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent. However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation: You may add the current value of all of your existing Catalyst Fund shares to determine the front-end sales charge to be applied to your current Class A purchase. Only balances currently held entirely at the Catalyst Funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of Catalyst Funds investments held by the members of your immediately family, including the value of Catalyst Funds investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at the Catalyst Funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase. The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater. The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV. If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

Investments of $1 Million or More: With respect to New Fund Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1.00% CDSC on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The CDSC for these New Fund Class A shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Catalyst Fund.

Class A Sales Charge Waivers: New Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients or investors referred by New Fund’s adviser or its affiliates; (2) officers and present or former New Trust Trustees; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to New Fund); (3) New Fund’s adviser or its affiliates and certain employee benefit plans for employees of New Fund’s investment adviser; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the adviser; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with New Fund’s adviser for their own accounts; and (7) participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with New Fund.

Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available by calling 866-447-4228. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify New Fund at the time of each purchase if you are eligible for any of these programs. New Fund may modify or discontinue these programs at any time. Information about Class A sales charges and breakpoints is available on the Catalyst Funds' website at www.catalystmutualfunds.com.

Class C Shares

Sales of Class C shares are not subject to a front-end sales charge. Class C shares are subject to a 12b-1 fee of 1.00%, payable to the advisor. Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares. The Fund may pay the 12b-1 fee directly to selected dealers.

Opening an Account

You may purchase shares directly through New Fund’s transfer agent or through a brokerage firm or other financial institution that has agreed to sell New Fund shares. If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in New Fund for the first time, please call toll-free 1-866-447-4228 to request a Shareholder Account Application. You will need to establish an account before investing. Be sure to sign up for all the account options that you plan to take advantage of. For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application. Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through New Fund’s transfer agent, send the completed Shareholder Account Application and a check payable to the appropriate Fund to the following address:

Catalyst Funds

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or New Fund is unable to debit your predesignated bank account on the day of purchase, New Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. New Fund (or New Fund’s agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the applicable New Fund. Your investment in New Fund should be intended to serve as a long-term investment vehicle. New Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. New Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of New Fund, which includes investors with a history of excessive trading. New Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call New Fund’s transfer agent, at 1-866-447-4228 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which New Fund, its custodian and its transfer agent are open for business. A wire purchase will not be considered made until the wired money and purchase order are received by New Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of New Fund or the transfer agent. New Fund presently does not charge a fee for the receipt of wired funds, but New Fund may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in New Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account. New Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact New Fund’s transfer agent to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in New Fund. You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100. New Fund may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact New Fund at 1-866-447-4228.

Additional Investments

The minimum subsequent investment in New Fund is $50. You may purchase additional shares of New Fund by check or wire. Your bank wire should be sent as outlined above. You also may purchase New Fund shares by making automatic periodic investments from your bank account. To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make. You may revoke your election to make automatic investments by calling 1-866-447-4228 or by writing to New Fund at:

Catalyst Funds

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

Other Purchase Information

New Fund may limit the amount of purchases and refuse to sell to any person. If your wire does not clear, you will be responsible for any loss incurred by New Fund. If you are already a shareholder, New Fund can redeem shares from any identically registered account in New Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Catalyst Funds.

New Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. New Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to New Fund’s transfer agent.

Market Timing

The Catalyst Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that New Fund significantly invests in small or mid-capitalization equity securities or derivative investments, because these securities are often infrequently traded, investors may seek to trade New Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of New Fund shares held by long term shareholders, disrupt portfolio management and increase New Fund expenses for all shareholders. The New Trust Trustees have adopted a policy directing the Catalyst Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of New Fund that indicates market timing or trading that it determines is abusive. This policy applies uniformly to all New Fund shareholders. While the Catalyst Funds attempt to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide New Fund with a net purchase or redemption request on any given day where purchasers of New Fund shares and redeemers of New Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by New Fund. The netting effect often makes it more difficult for New Fund to detect market timing, and there can be no assurance that New Fund will be able to do so.

HOW TO REDEEM SHARES

You may redeem your shares on any business day. Redemption orders received in proper order by New Fund’s transfer agent or by a brokerage firm or other financial institution that sells New Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day's NAV. Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of New Fund may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee. A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail. You may redeem any part of your account in New Fund at no charge by mail. Your request, in proper form, should be addressed to:

Catalyst Funds

c/o Matrix Fund Services

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090-1904

“Proper form” means your request for redemption must:

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Include New Fund’s name and account number;

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Include the account name(s) and address;

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State the dollar amount or number of shares you wish to redeem; and

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Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

New Fund may require that the signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. New Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-866-447-4228 if you have questions. At the discretion of New Fund, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account in New Fund by calling the transfer agent at 1-866-447-4228. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. New Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

New Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning New Fund, although neither New Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach New Fund by telephone, you may request a redemption or exchange by mail.

Redemption Fee. Shareholders in New Fund who redeem Class C shares within one year of their purchase may be assessed a 1.00% CDSC on the amount redeemed.

New Fund uses a "first in, first out" method for calculating the redemption fee or CDSC. This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last. Mandatory retirement distributions, involuntary redemptions of small accounts by New Fund, and transactions initiated by a retirement plan sponsor or participant are not subject to the redemption fee. The CDSC is paid to the adviser to reimburse expenses incurred in providing distribution-related services to New Fund.

New Fund reserves the right to modify or eliminate the redemption fee or CDSC or waivers at any time. If there is a material change to New Fund's redemption fee, New Fund will notify you at least 60 days prior to the effective date of the change. The Statement of Additional Information contains further details about the redemption fee and CDSC and the conditions for waiving these fees.

Additional Information. If you are not certain of the requirements for redemption please call the transfer agent at 1-866-447-4228. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if New Fund incurs bank charges because you request that New Fund re-issue a redemption check. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, New Fund may suspend redemptions or postpone payment dates.

Because New Fund incurs certain fixed costs in maintaining shareholder accounts, New Fund may require you to redeem all of your shares in New Fund on 30 days written notice if the value of your shares in New Fund is less than $1,000 due to redemption, or such other minimum amount as New Fund may determine from time to time. You may increase the value of your shares in New Fund to the minimum amount within the 30-day period. All shares of New Fund are also subject to involuntary redemption if the New Trust Trustees determine to liquidate New Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

Exchange Privilege

You may exchange shares of a particular class of New Fund only for shares of the same class of another Catalyst Fund. For example, you can exchange Class A shares of the New Fund for Class A shares of the Listed Private Equity Plus Fund. Shares of the Catalyst Fund selected for exchange must be available for sale in your state of residence. You must meet the minimum purchase requirements for the Catalyst Fund you purchase by exchange. For tax purposes, exchanges of shares involve a sale of shares of the Catalyst Fund you own and a purchase of the shares of the other Catalyst Fund, which may result in a capital gain or loss.

DISTRIBUTION PLANS

New Fund has adopted distribution and service plans under Rule 12b-1 of the Investment Company Act of 1940 that allows New Fund to pay distribution and/or service fees in connection with the distribution of its Class A and Class C shares and for services provided to shareholders. Because these fees are paid out of New Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

Under New Fund’s Plan related to the Class A Shares, New Fund will pay its adviser an annual fee of up to 0.50% of the average daily net assets of the New Fund’s Class A Shares (the “Class A 12b-1 Fee”) for providing ongoing services to you. New Fund is currently planning to pay its adviser 0.25% of its average daily net assets.

Class C Shares

Under New Fund’s Plan related to the Class C Shares, New Fund will pay its adviser an annual fee of up to 1.00% of the average daily net assets of the New Fund’s Class C Shares. The adviser may pay a portion of the distribution and services fees to your financial advisor for providing ongoing service to you.

VALUING THE FUND’S ASSETS

New Fund's assets are generally valued at their market value. If market prices are not available or, in the adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the adviser will value New Fund’s assets at their fair value according to policies approved by the New Trust Trustees. For example, if trading in a portfolio security is halted and does not resume before New Fund calculates its NAV, the adviser may need to price the security using New Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, bur prior to the close of the U.S. market. Fair valuation of New Fund's securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of New Fund's NAV by short term traders. New Fund may use pricing services to determine market value. The NAV for New Fund investing in other investment companies is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

APPENDIX C

ARRANGEMENTS WITH SERVICE PROVIDERS

The OPTI Fund

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The investment adviser to the OPTI Fund is ThomasLloyd Global Asset Management (Americas) LLC, 427 Bedford Road, Pleasantville, New York, 10570 ("ThomasLloyd"). Pursuant to an investment advisory agreement ("Investment Advisory Agreement") with the OPTI Fund, ThomasLloyd performs or supervises the investment and reinvestment of the assets of the OPTI Fund and is responsible for certain management services that are necessary or desirable to the operation of the OPTI Fund. ThomasLloyd may delegate its investment management responsibilities to a sub-adviser selected by it and approved in accordance with the 1940 Act. The management services provided by ThomasLloyd consist of maintaining the OPTI Fund's organizational existence, providing office space and personnel, preparing, filing and distributing notices, proxy materials, reports to regulatory bodies, and reports to shareholders of the OPTI Fund, maintaining portfolio and general accounting records; and other incidental management services as are necessary to the conduct of the OPTI Fund's affairs.

ThomasLloyd, or its predecessor, Illington Fund Management LLC, has served as the investment adviser of the OPTI Fund since October 2005. For its services, ThomasLloyd receives a fee at an annual rate of 0.75% of the OPTI Fund’s first $500 million of average net assets and 0.65% of the OPTI Fund’s average net assets in excess of $500 million. For the last three fiscal years, the OPTI Fund paid advisory fees as follows: $28,007 for the fiscal year ended December 31, 2004; $35,508 for the fiscal year ended December 31, 2005; and $43,548 for the fiscal year ended December 31, 2006.

ThomasLloyd, and its predecessor, also received a “universal services fee” during each year in which it was the investment adviser to the OPTI Fund. The universal services fee is paid pursuant to an agreement whereby ThomasLloyd has agreed to assume responsibility for paying all expenses of the OPTI Fund (other than the advisory fee, distribution fee and investment related expenses such as commissions, costs of investing in Underlying Funds and margin interest) in consideration for receiving the universal services fee, equal to 0.65% of the Fund’s first $20 million in average net assets, 0.50% of average net assets between $20 million and $100 million, and 0.25% of average net assets over $100 million. For the periods ended December 31, 2004, 2005, and 2006, the universal services fee paid by the OPTI Fund totaled $24,345, $30,791, and $37,742, respectively.

The investment sub-adviser is PROACTIVE Money Management, Inc., 3401 Technology Dr., Suite 200, Lake Saint Louis, Missouri, 63367 ("PROACTIVE"), pursuant to a sub-advisory agreement.

The sub-advisory agreement provides in substance that PROACTIVE buy and sell securities for the OPTI Fund and conducts the research necessary to manage the portfolio. PROACTIVE manages the day-to-day investment operations for the OPTI Fund. The sub-advisory agreement provides that ThomasLloyd will pay PROACTIVE for its services as sub-adviser for both classes of the OPTI Fund 50% of the Net Advisory Fees received by ThomasLloyd. ThomasLloyd has paid PROACTIVE $0 in each fiscal year ending December 31, 2004, 2005, and 2006, respectively.

ThomasLloyd also provides certain administrative services to the OPTI Fund and engages U.S. Bank, N.A. to act as the OPTI Fund's custodian and Matrix Fund Services ("Matrix"), a subsidiary of Matrix Capital Group, Inc. ("Matrix Capital"), to serve as the OPTI Fund's transfer agent. ThomasLloyd provides administrative services which include responding to shareholder requests for information on their accounts and on the OPTI Fund in general, preparing quarterly reports to shareholders detailing the OPTI Fund's strategies and performance, preparing and distributing proxy material to shareholders, and marketing shares of the OPTI Fund through banks, brokers and other financial services firms through its wholly owned subsidiary, ThomasLloyd Capital LLC.

U.S. Bank, N.A. has been retained by the Trust to act as its custodian. U.S. Bank’s responsibilities include keeping custody of all of the OPTI Fund’s investments.

ThomasLloyd entered into an agreement with Matrix under which Matrix provides certain administrative services to the OPTI Fund. Under the direction and supervision of ThomasLloyd, Matrix performs fund administration services and prepares reports for the Board.

Matrix also has been retained by the Trust to act as accounting agent, transfer agent, dividend disbursing agent and shareholder servicing agent. Its responsibilities include: pricing the shares of the OPTI Fund daily, overseeing the payment of distributions to shareholders of the OPTI Fund, responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of the OPTI Fund shares and confirming such transactions; updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing quarterly statements to shareholders regarding their accounts.

Firms that establish omnibus accounts and provide substantially the same services to their clients as are provided by Matrix to direct shareholders of the OPTI Fund may receive sub-transfer agent fees for such services from the OPTI Fund. Such fees may not exceed the amounts set by the Board, including a majority of the Independent Trustees. In certain instances, distributors or servicing agents may charge higher fees than the Board has approved. In these cases, ThomasLloyd Capital pays the additional amount.

OPTI Fund Class A shares are sold with a sales charge (load) of up to 5.75%. OPTI Fund Class C shares are sold pursuant to a conditional deferred sales charge (load) of 1.00%. If an investor in OPTI Fund Class C shares redeems any of its Class C shares within twelve months of the purchase of such shares, the shares redeemed will be subject to a 1.00% deferred sales charge (load) at the time of redemption. If shares are redeemed after the expiration of such twelve-month period, no such deferred sales charge (load) shall apply.

ThomasLloyd Capital LLC, 427 Bedford Road, Pleasantville, New York, 10570 ("ThomasLloyd Capital"), an affiliate of ThomasLloyd, acts as the principal underwriter of the OPTI Fund. Pursuant to an underwriting agreement and the Rule 12b-1 distribution and service plan ("Distribution Plan"), ThomasLloyd Capital, as the principal underwriter, receives a fee at the annual rate of 0.25% of the OPTI Fund Class A's average daily net assets for its distribution services and for assuming certain marketing expenses. Pursuant to the Distribution Plan, ThomasLloyd Capital receives a distribution fee at the annual rate of 0.75% of the OPTI Fund Class C’s average daily net assets, plus an annual service fee of 0.25% of the OPTI Fund Class C’s average daily net assets.

During the fiscal year ended December 31, 2006, the OPTI Fund paid Distribution Plan expenses of $52,926 to the ThomasLloyd Capital.

Apart from the Distribution Plan, ThomasLloyd, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Fund, including compensation to broker-dealers in consideration of promotional or administrative services.

ThomasLloyd and ThomasLloyd Capital also may provide promotional incentives and marketing support to certain advisors, dealers and financial institutions. Promotional incentives and marketing support may include: merchandise carrying the OPTI Fund's logo; occasional meals and tickets to sporting events and concerts; and payments or reimbursements used to offset marketing expenses and related costs of meetings held for the purpose of training or education. Such promotional incentives and marketing support are not preconditioned on achievement of any sales targets by any advisor, dealer or financial institution.

New Fund

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The investment adviser to New Fund will be Catalyst Capital Advisors LLC, located at 5 Abbington Drive, Lloyd Harbor, New York ("CCA"), pursuant to a management agreement with New Trust on behalf of New Fund ("Management Agreement"). The Management Agreement will provide, in substance, that CCA will make and implement investment decisions for New Fund in its discretion and will continuously develop an investment program for New Fund's assets. CCA will be permitted to effect securities transactions on behalf of New Fund through associated persons of CCA. Pursuant to the Management Agreement, CCA also will provide office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. CCA will pay all salaries, expenses, and fees of the officers, trustees, and employees of New Trust who are officers, trustees, or employees of CCA. New Fund will pay CCA a management fee of 0.75% of the average daily net assets of New Fund annually.

CCA has contractually undertaken to reimburse the New Fund so that the total operating expenses of each Class (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 1.65% of average daily net assets and 2.40% of average daily net assets of Class A and Class C shares, respectively. This undertaking lasts until December 31, 2009. Each Class of New Fund has contractually undertaken to reimburse CCA for the excess expenses paid by CCA, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.65% of average daily net assets and 2.40% of average daily net assets, respectively, and the reimbursements are made within three years after the year in which CCA incurred the expense.

PROACTIVE will be sub-adviser to New Fund pursuant to a sub-advisory agreement ("Sub-Advisory Agreement").

Pursuant to the Sub-Advisory Agreement, CCA has delegated responsibility for the New Fund's day-to-day management to PROACTIVE. The Sub-Advisory Agreement provides in substance that PROACTIVE will make and implement investment decisions for New Fund in its discretion and will continuously develop an investment program for New Fund's assets. The Sub-Advisory Agreement permits PROACTIVE to effect securities transactions on behalf of New Fund through associated persons of PROACTIVE. The Sub-Advisory Agreement also specifically permits PROACTIVE to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to New Fund, although PROACTIVE has no current plans to pay a material amount of such compensation.

From time to time, CCA or New Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of New Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

U.S. Bank, N.A. will serve as New Fund's custodian. As such, U.S. Bank, N.A. will have custody of all securities and cash of the New Fund, and will attend to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by New Fund.

Matrix will serve as New Fund’s transfer agent and will provide new fund with accounting, compliance, and administrative services. As such, Matrix will, among other things, receive purchase orders and redemption requests, maintain shareholder accounts, execute transactions with broker-dealers authorized by New Fund, prepare and transmit payments for dividends and record the issuance of shares of New Fund.

Matrix Capital will serve as the distributor ("Distributor") in connection with the offering of New Fund shares. Purchases of Class A shares that are equal to or exceed $1 million will be sold on a no-load basis; however, if shares purchased at or above such threshold are redeemed less than twelve months after such purchase, the redeemed shares will be subject to a 1.00% deferred sales charge (load). Purchases of New Fund Class A shares that are less than $1 million will be at the public offering price, as determined in accordance with the New Fund’s then current Prospectus and Statement of Additional Information. Class C shares will be offered on a no-load basis.

The Distributor is New Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, will act as agent in arranging for the sale of New Fund's Class A and Class C shares against orders therefore at the public offering price, as determined in accordance with the New Fund’s then current Prospectus and Statement of Additional Information. The sales load paid to the Distributor will be disbursed by the Distributor to (i) the selling broker/dealer according to the schedule in the then current Prospectus; (ii) the retained commissions to the wholesaler responsible for the broker/dealer relationship; and (iii) any remaining amounts shall be applied to the New Fund’s 12b-1 eligible distribution expenses.

New Trust, on behalf of New Fund, will also adopt a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to each class of shares ("Distribution Plan") which, among other things, permits New Fund to pay CCA fees for its services related to the sales and distribution of the Class A and Class C shares and provide ongoing services to holders of those shares. Under the Distribution Plan, New Fund Class A will pay CCA up to 0.50% of its average daily net assets, and New Fund Class C will pay CCA up to 1.00% of its average daily net assets. Payments with respect to each share class are made only from assets attributable to the respective class of shares. CCA may use the fees paid pursuant to the Distribution Plan to pay a fee on a quarterly basis to broker-dealers, including the Distributor and its affiliates, CCA, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into service agreements with Distributor of annual amounts of up to 0.25% of the average net asset value of all shares of the respective New Fund class owned by shareholders with whom such organizations have a servicing relationship. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Distribution Plan complies with these rules.

APPENDIX D

The following tables set forth the existing capitalization (unaudited) of ThomasLloyd OPTI-flex® Fund and Catalyst OPTI-flex® Fund as of June 30, 2007 and the pro forma combined capitalization of Catalyst OPTI-flex® Fund as of June 30, 2007 as if the reorganization had occurred on that date.  If approved by shareholders, ThomasLloyd OPTI-flex® Fund will be reorganized into the newly organized shell series, Catalyst OPTI-flex® Fund.

ThomasLloyd OPTI-flex® Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class A	2,288,608	235,900	$9.70
Class C	5,259,216	543,926	$9.67

Catalyst OPTI-flex® Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class A	N/A	N/A	N/A
Class C	N/A	N/A	N/A

Catalyst OPTI-flex® Fund (Pro Forma Surviving Fund)*	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class A	2,288,608	235,900	$9.70
Class C	5,259,216	543,926	$9.67

* Reflects the issuance of 235,900 Class A shares and 543,926 Class C shares of Catalyst OPTI-flex® Fund in a tax-free exchange for the net assets of ThomasLloyd OPTI-flex® Fund, aggregating 779,826 shares.

THOMASLLOYD OPTI-flex® FUND

(A SERIES OF THOMASLLOYD FUNDS)

(CLASS A AND CLASS C)

427 Bedford Road

Pleasantville, New York 10570

Telephone 1-888-337-5132

To reorganize into:

CATALYST OPTI-flex® FUND

(A SERIES OF CATALYST FUNDS)

(CLASS A AND CLASS C)

630 Fitzwatertown Road, Building A, 2nd Floor

Willow Grove, Pennsylvania 19090

Telephone 1-866-447-4228

STATEMENT OF ADDITIONAL INFORMATION

Dated [September xx, 2007]

(Special Meeting of Shareholders of the ThomasLloyd OPTI-flex® FUND)

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the Prospectus and Proxy Statement dated [September xx], 2007 ("Prospectus/Proxy Statement") for the special meeting of shareholders of ThomasLloyd OPTI-flex® Fund ("OPTI Fund") to be held on [September 28], 2007 ("Meeting"). Copies of the Prospectus/Proxy Statement may be obtained without charge by calling the OPTI Fund at 888-337-5132 or the Catalyst OPTI-flex® Fund ("New Fund") at 866-447-4228. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

Further information about the OPTI Fund is contained in its SAI, dated April 3, 2007, which is incorporated herein by reference with respect to the OPTI Fund (so it is legally considered a part of this SAI). The audited financial statements and related  independent  registered public accountant's report for the OPTI Fund contained in Annual Report to Shareholders of the ThomasLloyd Funds ("Old Trust") for the fiscal year ended December 31, 2006 are also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

No person has been authorized to give any information or to make any representations not contained in the Prospectus/Proxy Statement or in this SAI in connection with the offering made by the Prospectus/Proxy Statement, and, if given or made, such information or representations must not be relied upon as having  been  authorized  by  Acquiring  Fund or its  distributor.  The Prospectus/Proxy Statement and this SAI do not constitute an offering by New Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS

Section Title

Page Number

General Information

1

Investment Information

2

Additional Information About Investments and Risks

4

Disclosure of Portfolio Holdings

31

Trustees and Officers

33

Principal Shareholders

37

Adviser and Sub-Adviser

38

Other Service Providers

42

Code of Ethics

45

Proxy Voting Policy

45

Portfolio Turnover

47

Portfolio Transactions

47

Purchase and Redemption of Shares

49

Tax Information

53

Financial Statements

55

GENERAL INFORMATION

The shareholders of the OPTI Fund are being asked to approve an Agreement and Plan of Reorganization and Termination ("Reorganization Plan") between Old Trust (on behalf of the OPTI Fund) and Catalyst Funds ("New Trust") (on behalf of its newly created series named the Catalyst OPTI-flex® Fund ("New Fund")) and the  transactions contemplated thereby. A form of the Reorganization Plan is attached as Exhibit A to the Prospectus/Proxy Statement. The Reorganization Plan contemplates certain transactions, including: (a) the transfer of all assets of the OPTI Fund to, and the assumption of all liabilities of the OPTI Fund by, New Fund in exchange solely for shares of New Fund; (b) the distribution of those New Fund shares PRO RATA to shareholders of the OPTI Fund; and (c) the dissolution of the OPTI Fund ("Proposed Reorganization").

The Special Meeting of Shareholders of the OPTI Fund to consider the Reorganization Plan and the related transactions will be held at the offices of Old Trust, 427 Bedford Road, Pleasantville, New York, 10570 on [September 28], 2007, at 9:00 a.m. Eastern Time. For further information about the transaction, see the Prospectus/Proxy Statement.

Catalyst Capital Advisors LLC (“Catalyst” or “adviser”), will act as investment adviser to the New Fund.

The New Trust will not issue share certificates. All shares will be held in non-certificate form registered on the books of New Trust and the New Trust’s transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. There can be no assurance that a series will grow to an economically viable size, in which case the New Trust Trustees may determine to liquidate the series at a time that may not be opportune for shareholders. Any general expenses of the New Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the New Trust Trustees in such manner as the New Trust Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the New Trust without his or her express consent.

New Fund offers two classes of shares: Class A and Class C Shares. Each share class represents an interest in the same assets of New Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The New Trust Trustees may classify and reclassify the shares of New Fund into additional classes of shares at a future date.

INVESTMENT INFORMATION

New Fund will be a diversified series of New Trust, an Ohio business trust that is registered with the Securities and Exchange Commission ("SEC") as an, open-end management investment company. New Trust was formed on February 27, 2006, and it is anticipated that New Fund will be registered with the SEC on or about August [xx], 2007.

The  following  information  supplements  the  discussion  in  the Prospectus/Proxy  Statement of the investment  objective,  policies,  and limitations of New Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of New Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of New Trust ("New Trust Trustees") without  shareholder  approval.  The fundamental  investment policies and limitations of New Fund may not be changed without the approval of the lesser of:

(1)

67% of the total units of beneficial interest ("shares") of New Fund represented at a meeting at which more than 50% of the outstanding New Fund shares are represented, or

(2)

a majority of the outstanding shares of New Fund.

These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the New Fund and cannot be changed unless the change is approved by 1940 Act majority vote.

As a matter of fundamental policy, the New Fund may not:

(1)

borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2)

issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3)

engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(4)

purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(5)

purchase physical commodities or contracts relating to physical commodities;

(6)

make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

(7)

In addition, the New Fund will not invest 25% or more of its total assets in a particular industry or group of industries other than other investment companies. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

OTHER INVESTMENT POLICIES

The following investment policies are not fundamental and may be changed by the New Trust Trustees without the approval of the shareholders of the Funds:

(1)

No Fund will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities. Rule 144A securities with registration rights are not considered to be illiquid;

(2)

New Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving futures contracts, and other permitted investments and techniques;

(3)

No Fund will mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with permitted borrowings. No Fund will mortgage, pledge or hypothecate more than 1/3 of its assets as collateral for such borrowing, and immediately after such borrowing the New Fund shall maintain asset coverage of 300% of all borrowing. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales, securities lending and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation; and

(4)

No Fund will purchase any security while borrowings (including reverse repurchase transactions) representing more than one third of its total assets are outstanding.

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

Unless restricted by the fundamental policies of New Fund, the following policies supplement the investment objective and policies of New Funds as set forth in the Prospectus.

Common Stocks. New Fund may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. New Fund may also invest in warrants and rights related to common stocks.

Investments in Small and Unseasoned Companies. Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, they often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, New Fund may need to sell them over an extended period or below the original purchase price. Investments by New Fund in these small or unseasoned companies may be regarded as speculative.

Securities of Other Investment Companies. New Fund may invest in securities issued by other investment companies. New Fund intends to limit its investments in accordance with applicable law or as permitted by an SEC rule or exemptive order. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by New Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the "5% Limitation"); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the "10% Limitation"); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by New Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by New Fund together with all other investment companies that have the same adviser. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, New Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that New Fund bears directly in connection with its own operations. Investment companies in which New Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by New Fund and, therefore, will be borne directly by shareholders.

The New Fund intends to rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the NASD for funds of funds.

Exchange Traded Funds. New Fund may invest in a range of exchange-traded funds ("ETFs"). ETFs may include, but are not limited to, Standard & Poor’s Depositary Receipts ("SPDRs"), DIAMONDS,SM Nasdaq-100 Index Tracking Stock ("QQQQs"), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and Vanguard ETFs. Additionally, New Fund may invest in new exchange traded shares as they become available.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM ("S&P 500 Index"). SPDRs trade on the American Stock Exchange ("AMEX") under the symbol SPY. The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index. The DIAMONDS Trust’s shares trade on the AMEX under the symbol DIA. QQQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq 100 Index by holding shares of all the companies on the Index. Shares trade on the AMEX under the symbol QQQQ. The iShares are managed by Barclays Global Investors, N.A. ("Barlcays"). They track 80 different indexes, including sector/industry indexes (such as the S&P Financial Sector Index), bond indexes (such as the Lehman Brothers U.S. Aggregate Index and the Lehman 1-3 Year Treasury Bond Index) and international indexes (such as the S&P Europe 500 Index). Each iShares international ETF represents a broad portfolio of publicly traded stocks in a selected country. Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") Index. Barclays, the sole U.S. provider of fixed income ETFs, offers six iShares fixed income ETFs that track a particular Lehman Brothers' bond index. ETFs (both stock and fixed income) are subject to all of the common stock risks, and the international iShares are subject to all of the foreign securities risks described above. Investments in SPDRs, DIAMONDS, QQQQs and iShares are considered to be investment companies, see "Investments in Other Investment Companies" below.

When New Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If New Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, New Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which New Fund may be more heavily invested will vary.

Under the 1940 Act, the New Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, New Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, New Fund is subject to the 3% Limitation unless: (i) the ETF or New Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to New Fund; and (ii) the ETF and New Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies to invest in the various series of the iShares Trust and iShares, Inc. (“iShares Funds”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. New Fund may seek to qualify to invest in iShares Funds in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent New Fund from allocating its investments in the manner that New Fund’s adviser, considers optimal, or cause New Fund to select a similar index or sector-based mutual fund or other investment company (“Other Investment Companies”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) (“Stock Baskets”) as an alternative. New Fund may also invest in Other Investment Companies or Stock Baskets when the advisor believes they represent more attractive opportunities than similar ETFs. New Fund’s investments in Other Investment Companies will be subject to the same 3% Limitation described above.

Closed-End Investment Companies. New Fund may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. New Fund, together with any company or companies controlled by New Fund, and any other investment companies having a sub-adviser as an investment adviser, may purchase only up to 10% of the total outstanding voting stock of any closed-end fund. Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as New Fund), investors seek to buy and sell common shares of closed-end funds in the secondary market. The common shares of closed-end funds may trade at a price per share which is more or less than the NAV per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase and New Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of that fund’s shares. Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by New Fund. New Fund may also invest in preferred shares of closed-end funds.

An investor in New Fund should recognize that he may invest directly in closed-end funds and that by investing in closed-end funds indirectly through New Fund he will bear not only his proportionate share of the expenses of New Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar fees of the underlying closed-end funds. An investor may incur increased tax liabilities by investing in New Fund rather than directly in the underlying funds.

Options on Securities. New Fund may purchase put options only on equity securities (including securities of ETFs) held in its portfolio and write call options and put options on stocks only if they are covered, as described below, and such call options must remain covered so long as New Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an “over-the-counter” transaction). New Fund may write (sell) “covered” call options and purchase options in a spread to hedge (cover) written options, and to close out options previously written by it.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer (seller) of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the obligation to deliver the underlying security upon exercise of a call option subject to the Options Clearing Corporation (“OCC”), a writer is required to deposit in escrow the underlying security or other assets in accordance with the OCC rules.

The purpose of writing covered call options is to generate additional premium income for New Fund. This premium income will serve to enhance New Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for New Fund.

New Fund may write only call options that are “covered” or for which New Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value. A call option is “covered” if New Fund either owns the underlying security or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that security, In addition, New Fund will not permit the call to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described below. If New Fund writes a call option, the purchaser of the option has the right to buy (and New Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to New Fund by the purchaser of the option is the “premium”. New Fund’s obligation as the writer of a call option to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if New Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. New Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. New Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with New Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which New Fund will not do unless New Fund arranges to have its custodian segregate sufficient cash or liquid assets as described above), but capable of enhancing New Fund’s total return. When writing a covered call option, New Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, New Fund has no control over when New Fund may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which New Fund has written expires, New Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, New Fund will realize a gain or loss from the sale of the underlying security. The security, cash or other liquid assets covering the call will be maintained either in a segregated status by New Fund’s custodian or on deposit in escrow in accordance with the OCC rules.

The premium received is the market value of an option. The premium New Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by New Fund for writing covered call options will be recorded as a liability in New Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value which is the mean of the closing bid and asked prices, after closing rotation is completed (i.e., after such closing prices are computed, currently at 4:02 p.m. and 4:15 p.m., depending on the type of contract), the closing prices as of the time at which the net asset value per share of New Fund is computed (the close of the New York Stock Exchange). The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit New Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If New Fund desires to sell a particular security from its portfolio on which it has written a call option, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, New Fund will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that New Fund will be able to effect such closing transactions at a favorable price. If New Fund cannot effect such a closing transaction, and it does not wish to segregate cash or other liquid assets equal in value to the exercise liability of the option adjusted daily to the option’s current market value, New Fund may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. New Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by New Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, New Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to New Fund, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

New Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. It is possible that the cost of effecting a closing transaction may be greater than the premium received by New Fund for writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by New Fund.

In order to write a call option, New Fund is required to comply with the OCC rules and the rules of the various exchanges with respect to collateral requirements.

New Fund may also purchase put options so long as they are listed on an exchange. If New Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If New Fund is holding a stock that the advisor feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, New Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put option’s strike price and the market price of the underlying security on the date New Fund exercises the put, less transaction costs, will be the amount by which New Fund will be able to hedge against a decline in the underlying security. If, during the period of the option the market price for the underlying security remains at or above the put option’s strike price, the put will expire worthless, representing a loss of the price New Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit New Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

New Fund may write put options on a fully covered basis on a stock New Fund intends to purchase or where New Fund arranges with its custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. If New Fund writes a put option, the purchaser of the option has the right to sell (and New Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to New Fund by the purchaser of the option is the “premium”. New Fund’s obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if New Fund is able to effect a “closing purchase transaction” through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, that is not covered by New Fund’s having an immediate and absolute right to sell such securities, New Fund will segregate with its custodian, or pledge to a broker as collateral any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier, which will be adjusted daily to the option’s current market value.

New Fund may purchase a call option or sell a put option on a stock (including securities of ETFs) it may purchase at some point in the future. The purchase of a call option or sale of a put option is viewed as an alternative to the purchase of the actual stock. The number of option contracts purchased multiplied by the exercise price times the option multiplier will normally not be any greater than the number of shares that would have been purchased had the underlying security been purchased. If New Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by New Fund to the seller of the call option is known as the “premium”. If during the period of the option the market price of the underlying security remains at or below the exercise price, New Fund will be able to purchase the security at the lower market price. The profit or loss New Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.  If, during the period of the call option, the market price for the underlying security is at or below the call option’s strike price, the call option will expire worthless, representing a loss of the price New Fund paid for the call option, plus transaction costs.

Stock Index Options. Except as described below, New Fund will write call options on stock indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts or New Fund arranges with its custodian to segregate cash or other liquid assets equal in value to the exercise liability of the call option adjusted daily to the option’s current market value. When New Fund writes a call option on a broadly-based stock market index, it will segregate with its custodian, and/or pledge to a broker as collateral for the option, any combination of “qualified securities” (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

If at the close of business on any business day the market value of such qualified securities so segregated or pledged falls below 100% of the current stock index value times the multiplier times the number of contracts, New Fund will so segregate and/or pledge an amount in cash or other liquid assets or securities equal in value to the difference. However, if New Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities, or other liquid securities (including common stocks) in a segregated account with the Custodian, it will not be subject to the requirements described in this section.

Risks of Transactions in Stock Options. Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, through the original broker-dealer. Although New Fund will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If New Fund, as a covered call or put option writer, is unable to effect an offsetting closing transaction in a secondary market, and does not arrange with its custodian to segregate cash or other liquid assets equal in value to New Fund’s exercise liability of the option adjusted daily to the option’s current market value, it will, for a call option it has written, not be able to sell the underlying security until the call option expires and, for a put option it has written, not be able to avoid purchasing the underlying security until the put option expires.

Risks of Options on Stock Indexes. New Fund’s purchase and sale of options on stock indexes will be subject to risks described above under “Risks of Transactions in Stock Options”. In addition, the distinctive characteristics of options on stock indexes create certain risks that are not present with stock options.

Since the value of a stock index option depends upon the movements in the level of the stock index, rather than the price of a particular stock, whether New Fund will realize a gain or loss on the purchase or sale of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by New Fund of options on stock indexes is subject to the adviser’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment. This requires skills and techniques different from predicting changes in the price of individual stocks.

Stock index prices may be distorted if trading of certain stocks included in the stock index is interrupted. Trading in the stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the stock index. If this occurred, New Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to New Fund. It is the policy of New Fund to purchase or write options only on stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the stock index, for example, the S&P 100 or S&P 500 index option.

Trading in stock index options commenced in April 1983 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional stock index option contracts have been introduced, including options on industry stock indexes. Although the markets for certain stock index option contracts have developed rapidly, the markets for other stock index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all stock index option contracts. New Fund will not purchase or sell stock index option contracts unless and until, in the adviser’s opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.

Hedging. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. New Fund is permitted to enter into these transactions solely: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, or (c) to manage the duration of a portfolio’s fixed income investments.

Hedging activity in New Fund may include buying or selling (writing) put or call options on stocks, shares of ETFs or stock indexes, entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures. New Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. New Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. New Fund may hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities, by purchasing foreign forward currency exchange contracts. All hedging transactions must be appropriate for reduction of risk and they cannot be for speculation.

New Fund may engage in transactions in futures contracts and options on futures contracts. New Fund may purchase and sell futures contracts and options thereon only to the extent that such activities are consistent with the requirements of General Regulations Section 4.5 (“Rule 4.5”) promulgated under the Commodity Exchange Act, as amended (the “CEA”), by the Commodity Futures Trading Commission (the “CFTC”), under which New Fund is excluded from the definition of a “commodity pool operator.” Under Rule 4.5, as amended effective August 8, 2003, New Fund may engage in futures transactions without limitation, if New Fund (1) makes the following disclosures in writing to each participant, whether existing or prospective; (2) submits to such special calls as the CFTC may make to require New Fund to demonstrate compliance with Rule 4.5(c); and (3) files a notice of eligibility under Rule 4.5 with the National Futures Association (“NFA”). As required by Rule 4.5, shareholders are hereby notified that each adviser, which have each claimed an exclusion from the definition of the term “commodity pool operator” under the CEA, and therefore, is not subject to registration or regulation as a commodity pool operator under the CEA. New Fund has filed under Rule 4.5 with the NFA the requisite notice of eligibility, or a supplemental notice of eligibility to its previously filed notice of eligibility to complete or accurately update such notice.

Convertible Securities. New Fund may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company’s capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated.

Preferred Stock. New Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Warrants. New Fund may invest in warrants. New Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

United States Government Obligations. New Fund may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, New Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. New Fund may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency. See “Foreign Investment Risk.”

Bank Obligations. New Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments will be in bankers’ acceptances guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Commercial Paper. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

Master Notes are governed by agreements between the issuer and the adviser acting as agent, for no additional fee, in its capacity as adviser to New Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the adviser or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the advisor. Master Notes typically are not rated by credit rating agencies.

New Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an “NRSRO”). New Fund may also invest in commercial paper that is not rated but is determined by the advisor, under guidelines established by the New Trust Trustees, to be of comparable quality.

Other Fixed Income Securities. Other fixed income securities in which New Fund may invest include nonconvertible preferred stocks and nonconvertible corporate debt securities.

New Fund may invest in short-term investments (including repurchase agreements “collateralized fully,” as provided in Rule 2a-7 under the 1940 Act; interest-bearing or discounted commercial paper, including dollar denominated commercial paper of foreign issuers; and any other taxable and tax-exempt money market instruments, including variable rate demand notes, that are “Eligible Securities” as defined in Rule 2a-7 under the 1940 Act).

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between New Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, New Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Variable and Floating Rate Notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies. These notes must satisfy the same quality standards as commercial paper investments. Unrated variable and floating rate notes purchased by New Fund must be determined by the adviser under guidelines approved by the New Trust Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under New Fund’s investment policies. In making such determinations, the adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by New Fund, New Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for New Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and New Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Foreign Investments. New Fund may invest in certain obligations or securities of foreign issuers. Certain of these investments may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), other similar depositary receipts, and exchange traded funds (“ETFs”) or other investment companies that invest in foreign securities, Yankee Obligations, and U.S. dollar-denominated securities issued by foreign branches of U.S. and foreign banks. Foreign investments may subject New Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, less government supervision and regulation of foreign securities exchanges, brokers and issuers, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject New Fund to currency fluctuation risks.

Depositary Receipts. New Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, GDRs and EDRs. ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle New Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Emerging Markets. New Fund may invest in securities of issuers located in “emerging markets” (lesser developed countries located outside of the U.S.) or ETFs or other investment companies that invest in emerging market securities. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. For example, many investments in emerging markets experienced significant declines in value due to political and currency volatility in emerging markets countries during the latter part of 1997 and the first half of 1998. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Brady Bonds. New Fund may invest in “Brady Bonds,” which are issued by certain Latin American countries in connection with restructurings of their debt. The Brady Bonds are issued in exchange for cash and certain of the country’s outstanding commercial bank loans. Brady Bonds do not have a long payment history and, due to the loan default record for Latin American public and private entities, may be considered speculative investments. They may be collateralized or uncollateralized and are issued in various currencies. They are actively traded in the over-the-counter secondary market for debt of Latin American issuers.

When-Issued and Delayed Delivery Securities. New Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to New Fund until settlement. New Fund will maintain with the custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, New Fund will rely on the other party to consummate the transaction; if the other party fails to do so, New Fund may be disadvantaged. It is the current policy of New Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of New Fund’s total assets, less liabilities other than the obligations created by these commitments.

Lower Rated or Unrated Securities. Securities rated Baa by Moody’s or BBB by S&P or lower, or deemed of comparable quality by the adviser, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the adviser, have higher yields but also involve greater risks than higher rated securities. Under guidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by New Fund with a commensurate effect on the value of its shares.

The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on New Fund’s ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. If New Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value its portfolio, requiring them to rely more on judgment. Less liquid secondary markets may also affect New Fund’s ability to sell securities at their fair value. New Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of New Fund’s assets invested in illiquid securities may increase.

In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. Price volatility in these securities will be reflected in New Fund’s share value. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

A description of the quality ratings of certain NSRSOs is contained in Appendix A.

Zero Coupon Securities. New Fund may invest in “zero coupon” U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. New Fund anticipates that it will not normally hold zero coupon securities to maturity. Redemption of shares of New Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends New Fund must pay each year and, in order to generate cash necessary to pay such dividends, New Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

Forward Foreign Currency Exchange Contracts. New Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward contract may be used by New Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Futures Contracts. New Fund may invest in futures contracts and options thereon (stock index futures contracts, interest rate futures contracts or currency futures contracts or options thereon) to hedge or manage risks associated with New Fund’s securities investments. When a futures contract is executed, each party deposits with a futures commission merchant (“FCM”) or broker, or in a segregated custodial account, a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the FCM or broker or segregated custodial account. In the case of options on futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer’s position in the futures contract and related margin account. If the option is exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index, interest rate or currency price, as applicable, on the expiration date is delivered.

As required by the 1940 Act, New Fund may purchase or sell futures contracts or options thereon only if New Fund’s liability for the futures position is “covered” by an offsetting position in a futures contract or option thereon, or by New Fund’s segregating liquid assets equal to New Fund’s liability on the futures contract or option thereon, which are adjusted daily to equal the current market value of New Fund’s liability on the futures contract or option thereon. To enter into a futures contract, an amount of cash, U.S. Government securities, or other liquid securities or assets, equal to the market value of the futures contract, is segregated with the Custodian and/or in a margin account with a FCM or broker, and this amount of cash or cash equivalents is adjusted daily to the current market value of the futures contract to collateralize the position and thereby ensure that the use of such futures is unleveraged. Alternatively, New Fund may cover such positions by purchasing offsetting positions, or by using a combination of offsetting positions and cash or other liquid securities or assets.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, New Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if New Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, New Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close positions in futures or options thereon also could have an adverse impact on New Fund’s ability to hedge or manage risks effectively.

Successful use of futures by New Fund is also subject to the adviser’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisor may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase and sale of futures contracts or related options will not be a primary investment technique of New Fund. New Fund will purchase or sell futures contracts (or related options thereon) in accordance with the CFTC regulations described above.

Interest Rate Futures. New Fund may purchase an interest rate futures contract as a hedge against changes in interest rates. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Thus, if New Fund holds long-term debt obligations and the adviser anticipates a rise in long-term interest rates, New Fund could, instead of selling its debt obligations, enter into an interest rate futures contract for the sale of similar long-term securities. If interest rates rise, the value of the futures contract would also rise, helping to offset the price decline of the obligations held by New Fund. New Fund might also purchase futures contracts as a proxy for underlying securities that it cannot currently buy.

Stock Index Futures. New Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of New Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

New Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the adviser anticipates an advance, New Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against New Fund not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities, which may later be purchased in a more advantageous manner.

New Fund’s successful use of stock index futures contracts depends upon the adviser’s ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of New Fund’s portfolio diverges from the composition of the relevant index. In addition, if New Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of New Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to New Fund is theoretically unlimited when New Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

Foreign Currency Futures Transactions. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contract are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of their financial futures transactions, New Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, New Fund may be able to achieve many of the same objectives as through investing in forward foreign currency exchange.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

New Fund may write only foreign currency options that are “covered” or for which New Fund has segregated liquid assets equal to the exercise liability of the option that are adjusted daily to the option’s current market value. A call option is “covered” if New Fund either owns the underlying currency or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that currency. New Fund may write put options on a fully covered basis on a currency New Fund intends to purchase or where New Fund arranges with its Custodian to segregate cash or other liquid asset equal in value to the exercise liability of the put option adjusted daily to the option’s current market value. In addition, New Fund will not permit the option to become uncovered without segregating liquid assets as described above prior to the expiration of the option or termination through a closing purchase transaction as described in “Options on Securities” above.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect New Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if New Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of New Fund’s gain would be offset in part by the premium paid for the option. Similarly, if New Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, New Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, New Fund would acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

REITs. New Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through New Fund, a shareholder bears not only a proportionate share of the expenses of New Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Structured Securities. New Fund may purchase any type of publicly traded or privately negotiated fixed income security, including mortgage-backed securities; structured notes, bonds or debentures; and assignments of and participations in loans.

Mortgage-Backed Securities. New Fund may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of New Fund’s shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on numerous factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting New Fund’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities. New Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which New Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. New Fund may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of New Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. New Fund may invest in assignments of and participations in loans issued by banks and other financial institutions.

When New Fund purchases assignments from lending financial institutions, New Fund will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by New Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in New Fund having a contractual relationship with the lending financial institution, not the borrower. New Fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, New Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and New Fund may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, New Fund purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, New Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

New Fund may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on New Fund’s ability to dispose of particular assignments or participations when necessary to meet New Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for New Fund to assign a value to these securities for purposes of valuing New Fund’s portfolio and calculating its net asset value.

New Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of New Fund’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in New Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, New Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and New Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, New Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, New Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. New Fund will acquire Participations only if the Lender interpositioned between New Fund and the Borrower is determined by CSAM to be creditworthy.

When New Fund purchases Assignments from Lenders, New Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by New Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. New Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on New Fund’s ability to dispose of particular Participations or Assignments when necessary to meet New Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for New Fund to assign a value to these securities for purposes of valuing New Fund’s portfolio and calculating its net asset value.

Restricted and Illiquid Securities. New Fund may acquire, in privately negotiated transactions, securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (“Securities Act”). Restricted securities are subject to restrictions on resale under federal securities law. Because of these restrictions, New Fund may not be able to readily resell these securities at a price equal to what it might obtain for similar securities with a more liquid market. New Fund’s valuation of these securities will reflect relevant liquidity considerations. Under criteria established by New Trust’s Trustees, certain restricted securities sold pursuant to Rule 144A under the Securities Act may be determined to be liquid. To the extent that restricted securities are not determined to be liquid, New Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

Restricted securities in which New Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as New Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like New Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. Each advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the New Trust Trustees are quite liquid. New Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the New Trust Trustees, including Section 4(2) commercial paper, as determined by the advisor, as liquid and not subject to the investment limitations applicable to illiquid securities.

Repurchase Agreements. Securities held by New Fund may be subject to repurchase agreements. These transactions permit New Fund to earn income for periods as short as overnight. New Fund could receive less than the repurchase price on any sale of such securities. Under the terms of a repurchase agreement, New Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions that the adviser deems creditworthy under guidelines approved by the New Trust Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by New Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, New Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by New Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that New Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trust believes that, under the regular procedures normally in effect for custody of New Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of New Trust if presented with the question. Securities subject to repurchase agreements will be held by New Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by New Fund under the 1940 Act.

Reverse Repurchase Agreements. New Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, New Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by New Fund. New Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. New Fund may enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. New Fund will segregate assets consisting of cash or liquid securities in an amount at least equal to its repurchase obligations under its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by New Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, New Fund’s use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce New Fund’s obligation to repurchase the securities.

Loans of Portfolio Securities. New Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay New Fund any income accruing thereon. Loans will be subject to termination by New Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day’s notice (as used herein, “Business Day” shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. New Fund may pay reasonable finders’ and custodial fees, including fees to an advisor or its affiliate, in connection with loans. In addition, New Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and New Fund will not lend its securities to any director, officer, employee, or affiliate of an adviser, the Administrator or Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

Short Sales Against The Box. New Fund may engage in short sales against the box. In a short sale, New Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. New Fund may engage in a short sale if at the time of the short sale New Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” It may be entered into by New Fund to, for example, lock in a sale price for a security New Fund does not wish to sell immediately. If New Fund engages in a short sale, the collateral for the short position will be segregated in an account with New Fund’s custodian or qualified sub-custodian. No more than 10% of New Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

New Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by New Fund (or a security convertible or exchangeable for such security). In such case, any future losses in New Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount New Fund owns. There will be certain additional transaction costs associated with short sales against the box, but New Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If New Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if New Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which New Fund may effect short sales.

Short Sales (excluding Short Sales “Against the Box”). New Fund may sell securities short. A short sale is a transaction in which New Fund sells securities it does not own in anticipation of a decline in the market price of the securities.

To deliver the securities to the buyer, New Fund must arrange through a broker to borrow the securities and, in so doing, New Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. New Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which New Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest New Fund is required to pay in connection with a short sale.

New Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by cash or liquid securities deposited as collateral with the broker. In addition, New Fund will place in a segregated account with its custodian or a qualified sub-custodian an amount of cash or liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, New Fund will maintain the segregated account daily at a level so that (a) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (b) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

Municipal Securities. Municipal securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations, which may include lease arrangements, are included within the term “municipal securities” if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are municipal securities are in most cases revenue bonds and do not generally involve the pledge of the credit of the issuer of such bonds. There are, of course, variations in the degree of risk of municipal securities, both within a particular classification and between classifications, depending upon numerous factors.

The yields on municipal securities are dependent upon a variety of factors, including general money market conditions, general conditions of the municipal securities market, size of particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while municipal securities of the same maturity and coupon with different ratings may have the same yield.

New Fund may invest in "private activity" bonds. New Fund may also purchase participation interests in municipal securities (such as industrial development bonds) from financial institutions, including banks, insurance companies and broker-dealers. A participation interest gives New Fund an undivided interest in the municipal securities in the proportion that New Fund's participation interest bears to the total principal amount of the municipal securities. These instruments may be variable or fixed rate.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

DISCLOSURE OF PORTFOLIO HOLDINGS

The New Trust Trustees have adopted Portfolio Holdings Disclosure Policies and Procedures (the “Policy”) to protect the interests of New Fund shareholders and to address potential conflicts of interests that could arise between the interests of New Fund shareholders and the interests of New Fund’s advisers, principal underwriters, or affiliated persons of New Fund, advisers or principal underwriters. This Policy is applicable to each adviser to the New Fund.

The Policy is intended to prevent the misuse of material non-public information regarding the portfolio holdings of New Fund (“Holdings Information”). Holdings Information will be disclosed to selected third parties only when New Fund has a legitimate business purpose for doing so, and the Recipients (as defined below) are subject to a duty of confidentiality (including a duty not to trade based on the non-public information). Under this Policy, the receipt of compensation by New Fund, an adviser or an affiliate as consideration for disclosing Holdings Information will not be deemed a legitimate business purpose. Recipients will receive Holdings Information only after furnishing written assurances to the adviser and/or New Funds that the Holdings Information will remain confidential, and Recipients and persons with access to the Holdings Information will be prohibited from trading based on the Information. In all instances, Holdings Information will be disclosed only when consistent with the antifraud provisions of the federal securities laws and the adviser’s fiduciary duties, and the adviser’s and New Fund’s obligations to prevent the misuse of material, non-public information.

Pursuant to the policy, New Fund, the advisers, and their agents are obligated to:

•

Act in the best interests of New Fund shareholders by protecting non-public and potentially material portfolio holdings information;

•

Ensure that Holdings Information is not provided to a favored group of clients or potential clients; and

•

Adopt such safeguards and controls around the release of Holdings Information so that no client or group of clients is unfairly disadvantaged as a result of such release.

The following policies and procedures will apply to the disclosure of listings of portfolio holdings for New Fund by its adviser and New Fund:

SEC Filings. New Fund must disclose its complete portfolio holdings quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter end of New Fund’s fiscal year or the Form N-CSR on the second and fourth quarter of New Fund’s fiscal year. The N-Q report is not required to be mailed to shareholders, but is made public through the SEC electronic filings.

New Fund must provide either complete portfolio holdings or summaries of its portfolio holdings to shareholders in tabular or graphical format by identifiable categories (e.g., industry sector, geographic region, credit quality, or maturity) according to the percentage of net assets. The ruling requires at least disclosure of the top 50 holdings (based on percentage of net assets) and any investment exceeding 1% of New Fund's net asset value. This change is intended to provide a more concise and investor-friendly presentation of the allocation of New Fund's investments across asset classes.

Service Providers. Pursuant to policies and procedures adopted by the New Trust Trustees, New Fund has ongoing arrangements to release portfolio holdings information on a daily basis to each adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian and on an as needed basis to other third parties providing services to New Fund.  The advisers, Transfer Agent, Fund Accounting Agent, Administrator and Custodian receive portfolio holdings information daily in order to carry out the essential operations of New Fund.  New Fund discloses portfolio holdings to its auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time. Some of New Fund’s service providers receive the information with no lag time. For example, the advisers, Transfer Agent, Fund Accounting Agent, Administrator and Custodian receive portfolio holdings information with no lag time each day New Fund is open to public.

Other Disclosure. The advisers and New Fund currently do not disclose Holdings Information except as noted above. The CCO may authorize providing non-public Holdings Information of New Fund that is current as of thirty business day after the month-end to third-party rating and ranking organizations (each a “Recipient”) for use in connection with their rating or ranking of New Fund. The disclosure may include additional information; however, any such additional information provided to a Recipient shall not include any material information about New Fund’s trading strategies or pending transactions.

The CCO may approve the distribution in an electronic format of non-public Holdings Information posted on the public Internet site of the Company to Recipients and rating agencies upon request, and such Recipients and rating agencies will not be required to execute a Nondisclosure Agreement.

Occasions may arise where an adviser, New Fund or an affiliate may have a conflict of interest in connection with a Recipient’s request for disclosure of Holdings Information. In order to protect the interests of shareholders and New Fund and to ensure no adverse effect on the shareholders or New Fund, in the limited instances where a Designated Person is considering making non-public Holdings Information, the Designated Person will disclose the conflict to the CCO. If the CCO determines, to the best of his knowledge following appropriate due diligence, that the disclosure of non-public Holdings Information would be in the best interests of shareholders, and New Fund and will not adversely effect the shareholders or New Fund, the CCO may approve the disclosure. The CCO will document in writing any such exception (which identifies the legitimate business purpose for the disclosure) and will provide a report to the New Trust Trustees for their review at a subsequent Board meeting. Any such exceptions log shall be retained in New Fund’s records.

New Fund and the advisers will not enter into any arrangement providing for the disclosure of Holdings Information for the receipt of compensation or benefit of any kind in return for the disclosure of the Holdings Information. The New Trust Trustees exercise oversight of the disclosure of Portfolio Holdings by reviewing quarterly reports presented by New Fund’s CCO regarding violations of New Fund’s policies, exceptions to the policies, and new arrangements for disclosing Portfolio Holdings.

TRUSTEES AND OFFICERS

The New Trust Trustees manage the business and affairs of New Trust and appoint or elect officers responsible for the day-to-day operations of New Trust and the execution of policies established by New Trust Trustee resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The Trustees who are not “interested persons” (for regulatory purposes) of New Trust or an adviser or the Distributor (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. When considering approval of the existing advisory agreements, the Independent Trustees evaluate the nature and quality of the services provided by the adviser, the performance of New Fund, the adviser’s costs and the profitability of the agreements to the adviser, ancillary benefits to the adviser or their affiliates in connection with its relationship to New Fund and the amount of fees charged in comparison to those of other investment companies.

The Audit Committee consists of the Independent Trustees of the Trust. The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of New Fund’s internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board.

The term of office for each Trustee is for the duration of the Trust or until death, removal, resignation or retirement. The term of office of each officer is until the successor is elected.

Information pertaining to the Trustees and officers of the Trust, including their principal occupations for the last five years, is set forth below.

Disinterested Trustees:

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held
Tobias Caldwell c/o Catalyst Funds 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 2000.	3	None
Tiberiu Weisz c/o Catalyst Funds 630 Fitzwatertown Rd., Building A, 2nd Floor, Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	3	None
Bert Pariser The MITCU Corp., 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	3

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc

Interested Trustee* and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held
Jerry Szilagyi 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, January 2006- present; President, Abbington Capital Group LLC, 1998- present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to present; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006; EVP Corporate Development, Orbitex Financial Services Group, Inc., 1998- 2003.	3	None
Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Year of Birth: 1968	President	Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 1/2004); President of LM Anderson Securities, a broker-dealer, since 2/2002.	N/A	N/A
David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, and Chief Compliance Officer (CCO)	Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007

Senior V.P. of Matrix Capital Group, Inc. since 2/2005; President and Treasurer of InCap Securities, Inc., a broker-dealer, 11/2001 to 12/2004; Chief Admin. Officer of InCap Service Co., a financial services firm, 11/2001 to 12/2004; Chief Admin. Officer of Declaration Group, a financial services firm, 4/1996 to 11/2001.

				N/A	N/A

* The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of a fund adviser.

Share Ownership in the Funds

Fund Shares Owned by Trustees as of December 31, 2006:

Name of Trustee	Dollar Range of Equity Securities in Value Fund	Dollar Range of Equity Securities in the New Fund	Dollar Range of Equity Securities in the Private Equity Fund	Aggregated Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in the Trust
Mr. Caldwell	$1-$10,000	None	None	$1-$10,000
Mr. Weisz	$1-$10,000	None	None	$1-$10,000
Mr. Pariser	$50,001-$100,000	None	None	$50,001-$100,000
Mr. Szilagyi	Over $100,000	None	None	Over $100,000

Compensation of the Board of Trustees

Trustees who are not “interested persons” as that term is defined in the 1940 Act of New Fund, will be paid $500 per Board meeting attended. The Chairman of New Trust’s Audit Committee receives an additional annual fee of $500. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the New Trust complex. The “interested persons” of the Trust receive no compensation from the Funds.

The following table describes the estimated compensation to be paid to the Trustees of the Trust for the first fiscal year. The Trust has no retirement or pension plans.

Compensation Table
Name of Person, Position(s)	Aggregate Compensation from the Value Fund	Aggregate Compensation from the Private Equity Fund*	Aggregate Compensation from the OPTI Fund*	Total Compensation from Funds and Fund Complex Paid to Trustees (three funds in Fund Complex)
Tobias Caldwell	$3500	$0	$0	$3500
Tiberiu Weisz	$3000	$0	$0	$3000
Bert Pariser	$1000	$0	$0	$1000
Jerry Szilagyi	$0	$0	$0	$0

* The New Fund was not in operation during the Trust’s first fiscal year ended June 30, 2006

PRINCIPAL SHAREHOLDERS

Persons controlling a fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a fund's fundamental policies or the terms of the advisory agreement with the advisor. Persons owning 25% or more of the outstanding shares of a fund (or a class of shares of a fund) may be deemed to control the fund (or class of the fund).

New Fund Class A Shares

Shareholders known by New Trust to own of record more than 5% of the outstanding shares of New Fund Class A shares on [August 8], 2007 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address Of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
[xx]	[xx]	[xx]
[xx]	[xx]	[xx]
[xx]	[xx]	[xx]
[xx]	[xx]	[xx]

As of [August 8], 2007, securities of the New Fund Class A shares owned by all officers and trustees, including beneficial ownership, as a group represented [xx]% of the outstanding shares of New Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

New Fund Class C Shares

Shareholders known by New Trust to own of record more than 5% of the outstanding shares of the New Fund Class C shares on [August 8], 2007 and the percentage of the outstanding shares owned on that date, are listed below.

Name and Address Of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class
[xx]	[xx]	[xx]
[xx]	[xx]	[xx]
[xx]	[xx]	[xx]

As of [August 8], 2007, securities of the New Fund Class C shares owned by all officers and trustees, including beneficial ownership, as a group represented [xx]% of the outstanding shares of New Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of New Fund.

ADVISER AND SUB-ADVISER

Catalyst Capital Advisors LLC has been retained by the New Fund under an Investment Advisory Agreement to act as New Fund’s adviser, subject to the authority of the New Trust Trustees. Catalyst was organized under the laws of New York on January 24, 2006.  Catalyst makes the day-to-day investment decisions for New Fund and continuously reviews, supervises and administers New Fund’s investment program. The address of Catalyst is 5 Abbington Drive, Lloyd Harbor, NY 11743. Jerry Szilagyi, 5 Abbington Drive, Lloyd Harbor, NY 11743, is the controlling member of Catalyst, owning 100% of the voting rights.

The Investment Advisory Agreement provides that the adviser will provide the New Fund with investment advice and supervision and will continuously furnish an investment program for New Fund consistent with the investment objectives and policies of New Fund. The adviser is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of the Investment Advisory Agreement, the adviser manages the investment of the assets of the New Fund in conformity with the investment objectives and policies of New Fund. It is the responsibility of the adviser to make investment decisions for the New Fund and to provide continuous supervision of the investment portfolios of New Fund.

For its services under the Investment Advisory Agreement, the adviser is paid a monthly management fee at the annual rate of 0.75% of the New Fund's average daily net assets. The adviser pays expenses incurred by it in connection with acting as adviser, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for New Fund and other expenses paid by New Fund as detailed in New Fund’s Investment Advisory Agreement. The adviser pays for all employees, office space and facilities required by it to provide services under the Investment Advisory Agreement, except for specific items of expense referred to below.

Except for the expenses described above that have been assumed by the advisers, all expenses incurred in administration of the New Fund will be charged to New Fund, including investment management fees; fees and expenses of the New Trust Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the New Fund and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The New Fund is also liable for nonrecurring expenses, including litigation to which it may from time to time be a party. Expenses incurred for the operation of New Fund, including the expenses of communications with its shareholders, are paid by New Fund.

The Investment Advisory Agreement with New Fund continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the New Trust Trustees, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the New Fund. The Investment Advisory Agreement may be terminated at any time upon 60 days’ written notice by the New Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the adviser and will terminate automatically upon assignment.

The Investment Advisory Agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by New Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The table below provides information about the advisory fees paid to the previous advisers of the predecessor fund to the New Fund.  During the periods indicated, the ThomasLloyd Global Asset Management (Americas) LLC (and its predecessor, Illington Fund Management, LLC) did not realize any profit arising out of the advisory fees paid by the predecessor to the New Fund.

	1/31/04-12/31/04	1/1/05-10/24/05	10/25/05-12/31/05	1/1/06-12/31/06
PROACTIVE Financial Services, Inc.	$28,007	$28,753	n/a	n/a
ThomasLloyd Global Asset Management (Americas) LLC	n/a	n/a	$6,755	$43,548

Sub-Investment Adviser

PROACTIVE Money Management, Inc. (“PROACTIVE”) will serve as investment sub-adviser to the New Fund pursuant to an investment sub-advisory contract under the terms of which it has agreed to provide an investment program within the limitations of New Fund’s investment policies and restrictions. PROACTIVE has been registered with the SEC as an investment adviser since July 14, 1994, and manages approximately $40 million in assets. PROACTIVE has provided investment advisory services to New Fund since October, 2005. PROACTIVE has its principal offices at 3401 Technology Dr., Suite 200, Lake Saint Louis, MO 63367.

Mr. Jeffrey J. Unterreiner, by virtue of his ownership of greater than 25% of voting securities of PROACTIVE is deemed to be a control person of PROACTIVE. Mr. Unterreiner, by virtue of the beneficial ownership of shares of the OPTI Fund, which will be exchanged for shares of New Fund, will also be considered an affiliated person of New Fund.

Mr. Unterreiner has been associated with PROACTIVE since 1990. He has been a portfolio manager at PROACTIVE since June, 2001 and has served as President since July 2005. Mr. Unterreiner has been the portfolio manager of the OPTI Fund (or its predecessor) since June, 2001.

For its services under the sub-investment advisory agreement, Catalyst pays PROACTIVE a fee calculated at 50% of the net advisory fee earned by Catalyst. The fee paid to PROACTIVE by Catalyst will be paid from Catalyst’s advisory fee and is not an additional cost to New Fund. The sub-advisory agreement is effective for two years and continues in effect for successive twelve-month periods, provided that it is annually approved for continuance by the New Trust Trustees. For the fiscal years ended December 31, 2004, 2005 and 2006, PROACTIVE did not earn any sub-advisory fees for its services to the predecessor fund.

Portfolio Manager

Jeffrey J. Unterreiner is the portfolio manager responsible for the day-to-day management of the New Fund. New Fund is the only registered investment company managed by Mr. Unterreiner and he is not compensated by New Trust for his services as portfolio manager. Instead, he is compensated by PROACTIVE, and that compensation is based on the overall performance of the New Fund as well as the performance of the other accounts managed by PROACTIVE.

As of December 31, 2006, Jeffrey Unterreiner was responsible for managing the following types of accounts:

Jeffrey Unterreiner	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$6,395,867	none	$0
Other Pooled Investment Vehicles	none	$0	none	$0
Other Accounts	476	$30,200,000	none	$0

The following table shows the dollar range of equity securities of New Fund beneficially owned by the portfolio manager as of December 31, 2006 for Jeffrey Unterreiner.

Name of Portfolio Manager	Fund Name	Dollar Range of Equity Securities in the Funds
Jeffrey Unterreiner	N/A	None

Potential Conflicts of Interest – Adviser and Sub-adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for New Fund, the adviser or sub-adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by New Fund. Securities selected for funds or accounts other than New Fund may outperform the securities selected for New Fund.

•

The appearance of a conflict of interest may arise where an adviser or sub-adviser has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the New Fund’s code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of New Fund shares. Because the portfolio manager’s compensation is indirectly linked to the sale of New Fund shares, they may have an incentive to devote time to marketing efforts designed to increase sales of New Fund shares.

•

Although the portfolio managers generally does not trade securities in his own personal account, New Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

Each adviser, sub-adviser and New Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

OTHER SERVICE PROVIDERS

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

Matrix Fund Services (“MFS” or the “Transfer Agent” or “Administrator”), a division of Matrix Capital Group, Inc. (“Matrix Capital”), New Fund’s Distributor, provides New Fund with transfer agent, accounting, compliance and administrative services. MFS is located at 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, PA 19090. MFS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of New Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. In addition, MFS provides New Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services, administrative services, and compliance services. For these services, New Fund pays MFS an annual asset-based fee of 0.15% of net assets up to $60 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses. For compliance services, New Fund pay MFS $7,000 annually.

CUSTODIAN

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is the custodian of the New Fund and has custody of all securities and cash of New Fund.  The Huntington National Bank, 41 South High Street, Columbus, OH 43215, serves as the custodian of the other Catalyst Funds, and has custody of all securities and cash of the other Catalyst Funds.

The custodian is responsible for the safekeeping of the Funds’ assets and the appointment of sub-custodian banks and clearing agencies.  The custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.  The Funds may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.  The custodian also attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

New Fund’s independent registered public accounting firm is Briggs Bunting & Dougherty, LLP. Shareholders will receive annual financial statements, together with a report of independent accountants, and semiannual unaudited financial statements of New Fund. The independent accountants will report on New Fund’s annual financial statements, review certain regulatory reports and New Fund’s income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by New Fund.

COUNSEL

Thompson Hine LLP, 312 Walnut Street, 14th Floor, Cincinnati, Ohio 45202, serves as counsel for New Trust and the independent Trustees.

DISTRIBUTOR

Shares of New Fund are offered on a continuous basis through Matrix Capital, 335 Madison Ave., 11th floor, New York, N.Y., 10021, (the "Distributor"). MFS is a division of the Distributor.

New Fund has entered into a Distribution and Services Agreement whereby the Distributor serves as principal underwriter and distributor of New Fund. Pursuant to this agreement, the Distributor purchases shares of New Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders. The Distributor has agreed to use its best efforts to solicit orders for the sale of New Fund’s shares. The Distributor receives for its services the applicable sales charge of New Fund’s shares, and reallows a majority or all of such amount to the dealers who sold the shares. The Distributor may act as such a dealer. The staff of the SEC takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.

Mr. Anci and Mr. Ganley, as officers of the Trust and the Distributor may be deemed to be affiliated persons of the Distributor.

12b-1 Plans

New Fund has adopted a plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that any payments made by a fund in connection with the distribution of its shares may be made only pursuant to a written plan describing all material aspects of the proposed financing of the distribution and also requires that all agreements with any person relating to the implementation of a plan must be in writing. Under New Fund’s Plan related to the Class A shares, New Fund will pay the adviser an annual fee of up to 0.50% of the average daily net assets of the New Fund’s Class A shares (the “Class A 12b-1 Fee”). Under New Fund’s Plan related to the Class C shares, New Fund will pay the adviser an annual fee of up to 1.00% of the average daily net assets of New Fund’s Class C shares (the “Class C 12b-1 Fee”) (the Class A 12b-1 Fee and Class C 12b-1 Fee are collectively referred to as the “12b-1 Fee”).

The adviser may use this 12b-1 Fee to pay a fee on a quarterly basis to broker-dealers, including the Distributor and affiliates of the Distributor, the advisors, banks and savings and loan institutions and their affiliates and associated broker-dealers that have entered into Service Agreements with the Distributor (“Service Organizations”) of annual amounts of up to 0.25% of the average net asset value of all shares of the New Fund owned by shareholders with whom the Service Organization has a servicing relationship. To the extent any of the 12b-1 Fee is not paid to Service Organizations as a service fee, the adviser may use such fee for other expenses of distribution of New Fund shares. The 12b-1 Fee to the Distributor is calculated and paid monthly and the service fee to Service Organizations is calculated quarterly and paid the month following the calculation. In return, the adviser will bear all expenses in connection with the distribution of shares of New Fund, such as, among other expenses: expenses of persons who provide support services in connection with the distribution of shares; costs relating to the formulation and implementation of marketing and promotional activities; and costs of printing and distributing prospectuses, reports and sales literature to prospective shareholders.

New Fund’s Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the New Trust Trustees, including a majority of the trustees who are not “interested persons” of New Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan (the “Qualified Trustees”). New Fund’s Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees of New Fund or by vote of a majority of the outstanding shares of New Fund. Any amendment to the Plan to increase materially the amount New Fund is authorized to pay thereunder would require approval by a majority of the outstanding shares of the New Fund. Other material amendments to New Fund’s Plan would be required to be approved by vote of the New Trust Trustees, including a majority of the Qualified Trustees. The Distributor may at its own discretion waive a portion of its fees from time to time, although such waiver is not required.

Each adviser or sub-adviser may make payments to dealers who are holders or dealers of record for accounts in New Fund. A dealer’s marketing support services may include business planning assistance, educating dealer personnel about New Fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, and access to sales meetings, sales representatives and management representatives of the dealer. The adviser compensates dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. From time to time, an adviser, sub-adviser or Distributor, at its expense, may provide additional compensation to dealers that sell or arrange for the sale of shares of New Fund. Such compensation provided by an adviser, sub-adviser or Distributor may include financial assistance to dealers that enable the adviser, sub-adviser or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. The adviser, sub-adviser and Distributor make payments for events they deem appropriate, subject to applicable law. These payments may vary depending upon the nature of the event.

The table below states the amounts paid by the New Fund’s predecessor fund under the distribution plan for the year ended December 31, 2006.

Type of Expense	Amount Paid

Advertising	$0
Printing and Mailing of Prospectuses	0
Compensation to Underwriters	52,926
Compensation to Broker-Dealers	0
Compensation to Sales Personnel	0
Interest, carrying, or other financial charges	0
Total	$ 52,926

The predecessor distributor for the New Fund’s predecessor fund received the following commissions and other compensation during the fiscal year ended December 31, 2006.

	Net Underwriting	Compensation
	Discounts and	on Redemptions	Brokerage	Other
	Commissions	and Repurchases	Commissions	Compensation
OPTI Fund	$0	$4,377.53	$0	$0

CODE OF ETHICS

Catalyst, PROACTIVE, Matrix Capital, and New Trust have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act. The purpose of each code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Funds. Such codes of ethics permit personnel covered by the codes to invest in securities that may be purchased by New Fund, subject to the restrictions of the code. The codes are filed as exhibits to New Trust’s registration statement.

PROXY VOTING POLICY

The New Trust Trustees have delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund’s adviser. The adviser may delegate such proxy voting to a sub-adviser or a third party proxy voting service provider. The adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the adviser may be asked to cast a proxy vote that presents a conflict between its interests and the interests of the Fund’s shareholders. In such a case, New Trust’s policy requires that the adviser abstain from making a voting decision and to forward all necessary proxy voting materials to New Trust to enable the New Trust Trustees to make a voting decision. When the New Trust Trustees are required to make a proxy voting decision, only the New Trust Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. The adviser has each developed a detailed proxy voting policy that has been approved by the New Trust Trustees.

The adviser’s policies and procedures state that the adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the adviser’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the adviser has adopted guidelines describing the adviser’s general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

•

electing a board of directors – a board should be composed primarily of independent directors, and key board committees should be entirely independent. The adviser generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

•

approving independent auditors – the relationship between a company and its auditors should be limited primarily to the audit engagement;

•

providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

•

corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote. The adviser opposes super-majority requirements and generally support the ability of shareholders to cumulate their votes for the election of directors; and

•

shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the adviser generally considers to have a negative impact on shareholder value.

Information on how the Fund (or its predecessor) voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228 or on the SEC's Internet site at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures is also available by calling 1-866-447-4228 and will be sent within three business days of receipt of a request.

PORTFOLIO TURNOVER

Turnover rates are primarily a function of New Fund’s response to market conditions. The portfolio turnover rates of Old Fund for the years ended December 31, 2004, 2005 and 2006 were 33.46%, 45.75% and 21.64%, respectively.  The turnover rates of New Fund are expected to be similar to those of Old Fund.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are effected by brokers, and New Fund pays a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The adviser and sub-adviser attempt to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of New Fund on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of the adviser or sub-adviser, be reasonable in relation to the value of the brokerage services provided, under each Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, an adviser or sub-adviser may cause New Fund to pay a commission to broker-dealers who provide brokerage and research services to the adviser or sub-adviser for effecting a securities transaction for New Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the adviser or sub-adviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the adviser’s or sub-adviser’s overall responsibilities to New Fund and to their other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of an adviser or sub-adviser and not solely or necessarily for the benefit of New Fund. The adviser’s or sub-adviser’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by an adviser or sub-adviser as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that New Fund pays to the adviser will not be reduced as a consequence of the adviser’s or sub-adviser’s receipt of brokerage and research services. To the extent New Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by New Fund will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the adviser or sub-advisor in serving both New Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the adviser or sub-adviser in carrying out its obligations to New Fund.

Certain investments may be appropriate for New Fund and also for other clients advised by the adviser or sub-adviser. Investment decisions for New Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, New Fund transactions are traded separately from trades of other clients advised by the adviser or sub-adviser. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to an adviser or sub-adviser, will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

New Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is anticipated that New Fund will place substantially all or a significant portion of its transactions, both in stocks and options, with affiliates of the adviser, or the Distributor. As the level of option writing or stock trading increases, the level of commissions paid by New Fund to the affiliates increases. Such transactions will be executed at competitive commission rates through the affiliated broker’s clearing broker. Because the affiliates receive compensation based on the amount of transactions completed, there could be an incentive on the part of the adviser to effect as many transactions as possible and to write as many options as possible, thereby maximizing the commissions and premiums it receives. In practice, the number of options written at any time is limited to the value of the stocks and other assets in New Fund's portfolio, which are used to cover or secure those options. Options transactions commissions are often greater in relation to options premiums than are brokerage commissions in relation to the price of the underlying stocks. In connection with the execution of options transactions, subject to its policy of best execution, New Fund may pay higher brokerage commissions to the affiliate than it might pay to unaffiliated broker-dealers.

Under the Investment Company Act of 1940, persons affiliated with an affiliate of the adviser or the Distributor may be prohibited from dealing with New Fund as a principal in the purchase and sale of securities. Therefore, Matrix Capital will not serve as New Fund’s dealer in connection with over-the-counter transactions. However, Matrix Capital may serve as New Fund’s broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through the clearing broker. Pershing LLC is the clearing broker for Matrix Capital.

 New Fund will not effect any brokerage transactions in its portfolio securities with Matrix Capital, if such transactions would be unfair or unreasonable to New Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Investment Advisory Agreements provide that affiliates of affiliates of the adviser may receive brokerage commissions in connection with effecting such transactions for New Fund. In determining the commissions to be paid to an affiliated broker, it is the policy of the Trust that such commissions will, in the judgment of the New Trust Trustees, be (a) at least as favorable to New Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to New Fund as commissions contemporaneously charged by the affiliated broker on comparable transactions for its most favored unaffiliated customers, except for customers of the affiliated broker considered by a majority of the New Trust’s disinterested Trustees not to be comparable to the New Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by an affiliated broker to New Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

The Agreement does not provide for a reduction of the Distributor's or adviser’s fee by the amount of any profits earned by an affiliated broker from brokerage commissions generated from portfolio transactions of New Fund. While other brokerage business may be given from time to time to other firms, the affiliated brokers will not receive reciprocal brokerage business as a result of the brokerage business placed by New Fund with others.

New Fund will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the adviser, sub-adviser, the Distributor or their affiliates.

During the year ended December 31, 2006, the OPTI Fund paid $0 in commissions on the purchase and sale of securities ($0 in 2005; $0 in 2004).

PURCHASE AND REDEMPTION OF SHARES

New Fund shares may be purchased from investment dealers who have sales agreements with New Fund’s Distributor or from the Distributor directly. As described in the New Fund Prospectus, New Fund provides you with alternative ways of purchasing New Fund shares based upon your individual investment needs and preferences by offering Class A and Class C shares as described below.

Class A Shares

You may purchase Class A shares at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Set forth below is an example of the method of computing the offering price of the Class A shares of New Fund. The example assumes a purchase on December 31, 2006, of New Fund Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the New Fund Class A shares.

Net Asset Value per share	$8.93
Per Share Sales Charge—5.50% of public offering price (5.82% of net asset value per share)	$0.52
Per Share Offering Price to the Public	$9.45
Shares Outstanding (December 31, 2006)	158,486.648

Shares may be purchased at the public offering price through any securities dealer having a sales agreement with the Distributor. Shares may also be purchased through banks and certain other financial institutions that have agency agreements with the Distributor. These financial institutions will receive transaction fees that are the same as the commissions to dealers and may charge their customers service fees relating to investments in New Fund. Purchase requests should be addressed to the dealer or agent from which this Prospectus was received which has a sales agreement with the Distributor. Such dealer or agent may place a telephone order with the Distributor for the purchase of New Fund shares. It is a dealer’s or broker’s responsibility to promptly forward payment and registration instructions (or completed applications) to the Transfer Agent for shares being purchased in order for investors to receive the next determined net asset value (or public offering price). Reference should be made to the wire order to ensure proper settlement of the trade. Payment for redemptions of shares purchased by telephone should be processed within three business days. Payment must be received within seven days of the order or the trade may be canceled, and the dealer or broker placing the trade will be liable for any losses.

REDUCTION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

Letters of Intent

An investor may qualify for a reduced sales charge on Class A shares immediately by stating his or her intention to invest in Class A shares of one or more of the Catalyst Funds, during a 13-month period, an amount that would qualify for a reduced sales charge shown in the Exhibit B to the Fund’s Prospectus under “How to Buy Shares — Class A Shares” and by signing a non-binding Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent. After signing the Letter of Intent, each investment in Class A shares made by an investor will be entitled to the sales charge applicable to the total investment indicated in the Letter of Intent. If an investor does not complete the purchases under the Letter of Intent within the 13-month period, the sales charge will be adjusted upward, corresponding to the amount actually purchased. When an investor signs a Letter of Intent, Class A shares of the Fund with a value of up to 5% of the amount specified in the Letter of Intent will be restricted. If the total purchases of Class A shares made by an investor under the Letter of Intent, less redemptions, prior to the expiration of the 13-month period equals or exceeds the amount specified in the Letter of Intent, the restriction on the shares will be removed. In addition, if the total purchases of Class A shares exceed the amount specified and qualify for a further quantity discount, the Distributor will make a retroactive price adjustment and will apply the adjustment to purchase additional Class A shares at the then current applicable offering price. If an investor does not complete purchases under a Letter of Intent, the sales charge is adjusted upward, and, if after written notice to the investor, he or she does not pay the increased sales charge, sufficient Class A restricted shares will be redeemed at the current net asset value to pay such charge.

Rights of Accumulation

A right of accumulation ("ROA") permits an investor to aggregate shares owned by the investor, his spouse, children and grandchildren under 21 (cumulatively, the "Investor") in some or all of the Catalyst Funds to reach a breakpoint discount. This includes accounts held with other financial institutions and accounts established for a single trust estate or single fiduciary account, including a qualified retirement plan such as an IRA, 401(k) or 403(b) plan (some restrictions may apply). The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater. The current market value of the shares is determined by multiplying the number of shares by the previous day’s net asset value.

(a)

Investor's current purchase of Class A shares in the Fund; and

(b)

The net asset value (at the close of business on the previous day) of the Class A shares of the Fund held by Investor.

For example, if Investor owned Class A shares worth $40,000 at the current net asset value and purchased an additional $10,000 of Class A shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $50,000 purchase.

To qualify for a ROA on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the respective Fund with sufficient information to verify that the purchase qualifies for the discount.

Investments of $1 Million or More

For the Fund, with respect to Class A shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge. However, you may be subject to a 1% CDSC on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

WAIVERS OF UP-FRONT SALES CHARGE ON CLASS A SHARES

The Fund’s Prospectus describes the classes of persons that may purchase shares without an up-front sales charge. The elimination of the up-front sales charge for redemptions by certain classes of persons is provided because of anticipated economies of scale and sales related efforts.

To qualify for a waiver of the up-front sales charge on a purchase of Class A shares through a broker-dealer, when each purchase is made, the individual investor or the broker-dealer must provide the Fund with sufficient information to verify that the purchase qualifies for the discount.

The Fund makes available, free of charge, more information about sales charge reductions and waivers through the prospectus or through your financial advisor.

EXCHANGE PRIVILEGE

As described in the Fund’s Prospectus under “How To Redeem Shares—Exchange Privilege,” the Fund offers an exchange privilege pursuant to which a shareholder in the Fund may exchange some or all of his shares in any of the Catalyst Funds in the same class of shares at net asset value. The exchange privilege may be changed or discontinued upon 60 days’ written notice to shareholders and is available only to shareholders where such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the Fund into which he is exchanging and consider the differences between it and the Catalyst Fund whose shares he owns before making an exchange. For further information on how to exercise the exchange privilege, contact the Transfer Agent.

NET ASSET VALUE

For the Fund, net asset value ("NAV") per share is determined by dividing the total value of the Fund's assets, less any liabilities, by the number of shares of the Fund outstanding.

The net asset value per share of the Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the New Trust Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when the New Trust Trustees believe reflect the fair value of such securities. These securities would normally be those which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's adviser using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

TAX INFORMATION

The Fund intends to qualify as a series of a registered investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carry forwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

INVESTMENTS IN FOREIGN SECURITIES

The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

Pass-Through of Foreign Tax Credits. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a registered investment company and if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund’s shareholders. It is not likely that the Fund will be able to do so. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to “pass through” foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund’s taxable year of the amount of such taxes and the sources of its income. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualified dividend income.”

Effect of Foreign Debt Investments and Hedging on Distributions. Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described above) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that distributions from a PFIC are not eligible for the reduced rate of tax on “qualified dividend income.”

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. Capital gain dividends paid by the Fund from its net long-term capital gains and exempt-interest dividends are generally exempt from this withholding tax. The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by the Fund from short-term capital gains and U.S. source interest income to the extent such gains and income would be exempt if earned directly by the non-U.S. investor. Under 2004 Tax Act, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income will generally not be subject to a U.S. withholding tax, provided you certify you are a non-U.S. investor. These exemptions from withholding are effective for distributions of income earned by the Fund in its fiscal years beginning after December 31, 2004 and ending before January 1, 2008.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in a Fund held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent’s death that would be exempt if held directly by the non-U.S. investor. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

FINANCIAL STATEMENTS

The Annual Report to Shareholders for the fiscal year ending December 31, 2006 of the predecessor the OPTI Fund is incorporated herein by reference. You can obtain the predecessor Annual Report without charge by calling the Fund at 1-866-447-4228. The Fund's audited financial statements and independent auditors' report are included herein.

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CATALYST FUNDS

FORM N-14

PART C

OTHER INFORMATION

Item 15. Indemnification

(a)

Article VI of New Trust’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b)

New Trust may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the New Trust, its Trustees and officers, and could cover the adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)

In so far as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the New Trust pursuant to the provisions of Ohio law and the Agreement and Declaration of the New Trust or the By-Laws of the New Trust, or otherwise, the New Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the New Trust of expenses incurred or paid by a trustee, officer or controlling person of the New Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the New Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

(1)

Articles of Incorporation.

(a)     Registrant’s Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on March 17, 2006, is hereby incorporated by reference.

(b)     Amendment No. 1 to Agreement and Declaration of Trust which was filed as an exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A on July 12, 2007, is hereby incorporated by reference.

(c)    Amendment No. 2 to Agreement and Declaration of Trust which was filed as an exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A on July 12, 2007, is hereby incorporated by reference.

(2)

By-laws.  Registrant’s By-laws, which were filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on March 17, 2006, are hereby incorporated by reference.

(3)

Voting Trust Agreements. None

(4)

Agreement and Plan of Reorganization and Termination is filed herewith as Appendix A to Part A of this Registration Statement.

(5)

Instruments Defining Rights of Security Holders.  None (other than in the Declaration of

Trust and By-laws of the Registrant).

(6)

Investment Advisory Contracts.

(i)

Management Agreement for the Catalyst Value Fund, which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(ii)

Expense Limitation Agreement for the Catalyst Value Fund which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on May 4, 2007, is hereby incorporated by reference.

(iii)

Management Agreement for the Listed Private Equity Plus Fund which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on May 4, 2007, is hereby incorporated by reference.

(iv)

Expense Limitation Agreement for the Listed Private Equity Plus Fund which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on May 4, 2007, is hereby incorporated by reference.

(v)

Management Agreement for the Catalyst OPTI-flex Fund is filed herewith.

(vi)

Sub-Advisory Agreement for the Catalyst OPTI-flex Fund is supplied herewith.

(vii)

Expense Limitation Agreement for the Catalyst OPTI-flex Fund is supplied herewith.

(7)

Underwriting Contracts.

(i)

Distribution Agreement with Matrix Capital Group, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(ii)

Distribution Agreement between Matrix Capital Group, Inc. and the Listed Private Equity Plus Fund which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on May 4, 2007, is hereby incorporated by reference.

(iii)

Revised Schedule to the Distribution Agreement with Matrix Capital Group, Inc., to be supplied by subsequent amendment to the Fund's Registration Statement on Form N-1A.

(8)

Bonus or Profit Sharing Contracts.  None.

(9)

Custodian Agreements.

(a)

Custody Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(b)

Custody Agreement with U.S. Bank to be supplied by subsequent amendment to the Fund's Registration Statement on Form N-1A.

(10)

Rule 12b-1 Plan, Rule 18f-3 Plan.

(a)

Rule 12b-1 Plan

(1)

Class A Master Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(2)

Revised Schedule to Class A Master Distribution Plan is supplied herewith.

(3)

Class C Master Distribution Plan, which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(4)

Revised Schedule to Class C Master Distribution Plan is supplied herewith.

(b)  Rule 18f-3 Plan.

(1)

Multiple Class Plan, which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(2)

Revised Multiple Class Plan is supplied herewith.

(11)

Legal Opinion.

(a)

Opinion and consent of Thompson Hine LLP is filed herewith.

(12)

Tax Opinion.

(a)

Opinion and of Thompson Hine LLP, is filed herewith.

(13)

Other Material Contracts.

(a)

Investment Company Services Agreement with Matrix Capital Group, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, is hereby incorporated by reference.

(b)

Revised Schedule to the Investment Company Services Agreement with Matrix

Capital Group, Inc. to be supplied by subsequent amendment to the Fund's

Registration Statement on Form N-1A.

(14)

Other Opinions.  Consent of Accountants to be supplied by subsequent amendment to the

Fund's Registration Statement on Form N-1A.

(15)

Omitted Financial Statements.  None.

(16)

Powers of Attorney

(a)

Powers of Attorney. Powers of Attorney of the Trust, and a certificate with respect thereto, and certain Trustees and officers of the Trust, which were filed as an exhibit to the Registrant’s Registration Statement on Form N-1A on July 11, 2006, are hereby incorporated by reference.

Item 17. Undertakings.

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act (17 CFR 230.145c), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of [Pleasantville________________] and State of New York, on the 10th day of August, 2007.

Catalyst Funds

By: /S/ Jerry Szilagi

Registrant

Title:

As required by the Securities Act of 1933, this registration statement has been signed by the following person in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Bert Praiser

Trustee

August 10, 2007
Bert Praiser

/s/ Jerry Szilagyi

Trustee

August 10, 2007
Jerry Szilagyi

/s/ David F. Ganley

Treasurer, Principal Financial

August 10, 2007
David F. Ganley

Officer, Principal Accounting

Officer

/s/ Tiberiu Weisz *

Trustee

August 10, 2007
Tiberiu Weisz

/s/ Christopher Anci

President

August 10, 2007
Christopher Anci

* By Joann M. Strasser   Attorney in Fact

/S/ Joann M. Strasser

Joann M. Strasser

Attorney in Fact